united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Dr., Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 3/31

Date of reporting period: 09/30/16

ITEM 1. REPORTS TO SHAREHOLDERS.

Semi-Annual Report

AlphaCentric Asset Rotation Fund
AlphaCentric Bond Rotation Fund
AlphaCentric Income Opportunities Fund
AlphaCentric/IMFC Managed Futures Strategy Fund

September 30, 2016

AlphaCentric Advisors LLC
36 North New York Avenue, Floor 2
Huntington NY, 11743
1-844-223-8637

AlphaCentric Asset Rotation Fund
PORTFOLIO REVIEW (Unaudited)
September 30, 2016

The Fund’s performance figures* for the period ended September 30, 2016, compared to its benchmarks:

			Annualized Since
			Inception *** -
	Six Months	One Year	September 30, 2016
Class A without load	(2.34)%	(7.04)%	(4.33)%
Class A with 5.75% load	(7.99)%	(12.35)%	(6.91)%
Class C	(2.81)%	(7.81)%	(4.91)%
Class I	(2.34)%	(6.92)%	(4.15)%
S&P 500 Total Return Index **	6.40%	15.43%	7.78%
MSCI The World Index Growth Gross (USD)***	5.60%	11.68%	5.10%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. The Fund’s manager has contractually agreed to reduce its fees and/or absorb expenses of the Fund, at least until July 31,2017, to ensure that the net annual fund operating expenses (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, expenses of other investment companies in which the Fund may invest, sales charges, 12b-1 fees, dividend expensese on securities sold short, or extraordinary expenses such as litigation) will not exceed 1.24% for the AlphaCentric Asset Rotation Fund Class A, Class C, and Class I shares, respectively, subject to possible recoupment from the Fund in future years. Without these waivers, the Fund’s total annual operating expenses would have been 2.30%, 3.05%, and 2.05% for the AlphaCentric Asset Rotation Fund’s Class A, Class C, and Class I shares, respectively. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-844-223-8637.

**	The S&P 500 Total Return Index, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks.

***	The MSCI The World Growth Index Growth Gross (USD) captures large and mid cap securities exhibiting overall growth style characteristics across 23 developed markets countries.

****	The AlphaCentric Asset Rotation Fund commenced operations on July 31, 2014.

Top Holdings by Major Index Classification	% of Net Assets
Exchange Traded Funds - Debt Funds	98.1%
Other / Cash & Cash Equivalents	1.9%
100.0%

Please refer to the Portfolio of Investments in this Semi-Annual report for a detailed analysis of the Fund’s holdings.

AlphaCentric Bond Rotation Fund
PORTFOLIO REVIEW (Unaudited)
September 30, 2016

The Fund’s performance figures* for the period ended September 30, 2016, compared to its benchmark:

			Annualized Since
			Inception *** -
	Six Months	One Year	September 30, 2016
Class A without load	(0.22)%	0.04%	(2.21)%
Class A with 4.75% load	(4.98)%	(4.70)%	(5.70)%
Class C	(0.57)%	(0.68)%	(2.84)%
Class I	(0.20)%	0.16%	(2.00)%
Barclays Captial U.S. Aggregate Bond Index **	2.68%	5.19%	4.06%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. The Fund’s manager has contractually agreed to reduce its fees and/or absorb expenses of the Fund, at least until July 31, 2017, to ensure that the net annual fund operating expenses (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, sales charges, dividend expenses on securities sold short, expenses of other investment companies in which the Fund may invest, 12b-1 fees, or extraordinary expenses such as litigation) will not exceed 1.24% for the AlphaCentric Bond Rotation Fund’s Class A, Class C, and Class I shares, respectively, subject to possible recoupment from the Fund in future years. Without these waivers, the Fund’s total annual operating expenses would have been 2.94%, 3.69%, and 4.69% for the AlphaCentric Bond Rotation Fund’s Class A, Class C, and Class I shares, respectively. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-844-223-8637.

**	The Barclays Capital U.S. Aggregate Bond Index is commonly used as a benchmark by both passive and active investors to measure portfolio performance relative to the U.S. dollar-denominated investment grade fixed-rate taxable bond market. It is also an informational measure of broad market returns commonly applied to fixed income instruments. The index contains approximately 8,200 fixed income issues and is valued at around $15 trillion, representing 43% of the total U.S. bond market.

***	The AlphaCentric Bond Rotation Fund commenced operations on May 28, 2015.

Top Holdings by Major Index Classification	% of Net Assets
Exchange Traded Funds - Debt Funds	98.0%
Other / Cash & Cash Equivalents	2.0%
100.0%

Please refer to the Portfolio of Investments in this Semi-Annual report for a detailed analysis of the Fund’s holdings.

AlphaCentric Income Opportunities Fund
PORTFOLIO REVIEW (Unaudited)
September 30, 2016

The Fund’s performance figures* for the period ended September 30, 2016, compared to its benchmark:

			Annualized Since
			Inception *** -
	Six Months	One Year	September 30, 2016
Class A without load	7.67%	10.18%	14.06%
Class A with 4.75% load	2.59%	4.90%	9.99%
Class C	7.27%	9.31%	13.27%
Class I	7.89%	10.43%	14.37%
Barclays Captial U.S. Aggregate Bond Index **	2.68%	5.19%	4.06%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. Class A and Class I total returns are calculated starting with the traded NAV on September 30, 2016. The Fund’s manager has contractually agreed to reduce its fees and/or absorb expenses of the Fund, at least until July 31, 2017, to ensure that the net annual fund operating expenses (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, sales charges, dividend expenses on securities sold short, expenses of other investment companies in which the Fund may invest, 12b-1 fees, or extraordinary expenses such as litigation) will not exceed 1.49% for the AlphaCentric Income Opportunities Fund’s Class A, Class C, and Class I shares, respectively, subject to possible recoupment from the Fund in future years. Without these waivers, the Fund’s total annual operating expenses would have been 2.57%, 3.32%, and 2.32% for the AlphaCentric Income Opportunities Fund’s Class A, Class C, and Class I shares, respectively. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-844-223-8637.

**	The Barclays Capital U.S. Aggregate Bond Index is commonly used as a benchmark by both passive and active investors to measure portfolio performance relative to the U.S. dollar-denominated investment grade fixed-rate taxable bond market. It is also an informational measure of broad market returns commonly applied to fixed income instruments. The index contains approximately 8,200 fixed income issues and is valued at around $15 trillion, representing 43% of the total U.S. bond market.

***	The AlphaCentric Income Opportunities Fund commenced operations on May 28, 2015.

Top Holdings by Major Index Classification	% of Net Assets
Asset Backed Securities	77.0%
Commercial Mortgage Backed Securities	19.3%
Private Placements	2.1%
Other / Cash & Cash Equivalents	1.6%
100.0%

Please refer to the Portfolio of Investments in this Semi-Annual report for a detailed analysis of the Fund’s holdings.

AlphaCentric/IMFC Managed Futures Strategy Fund
PORTFOLIO REVIEW (Unaudited)
September 30, 2016

The Fund’s performance figures* for the period ended September 30, 2016, compared to its benchmarks:

			Annualized Since	Annualized Since
			Inception ** -	Inception *** -
	Six Months	One Year	September 30, 2016	September 30, 2016
Class A without load	(12.88)%	—	(12.73)%	—
Class A with 5.75% load	(17.89)%	—	(17.76)%	—
Class C	(13.16)%	—	(13.23)%	—
Class I****	(12.70)%	(14.25)%	—	1.74%
Barclays CTA Index*****	(0.55)%	(0.53)%	1.26%	1.94%
BofA Merrill Lynch 3-Month Treasury Bill Index******	0.17%	0.27%	0.26%	0.13%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. The Fund’s manager has contractually agreed to reduce its fees and/or absorb expenses of the Fund, at least until October 31, 2017, to ensure that the net annual fund operating expenses (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, sales charges, dividend expenses on securities sold short, expenses of other investment companies in which the Fund may invest, 12b-1 fees, or extraordinary expenses such as litigation) will not exceed 1.99% for the AlphaCentric/IMFC Managed Futures Strategy Fund’s Class A, Class C, and Class I shares, respectively, subject to possible recoupment from the Fund in future years. Without these waivers, the Fund’s total annual operating expenses would have been 4.70%, 5.45%, and 4.45% for the AlphaCentric/IMFC Managed Futures Strategy Fund’s Class A, Class C, and Class I shares, respectively. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-844-223-8637.

**	The AlphaCentric/IMFC Managed Futures Strategy Fund Class A and Class C commenced operations on December 18, 2015.

***	The AlphaCentric/IMFC Managed Futures Strategy Fund Class I, formerly a private investment Fund, commenced operations on March 10, 2014.

****	The Fund acquired all of the assets and liabilities of Attain IMFC Macro Fund LLC (the “Predecessor Fund”) in a tax-free reorganization on December 22, 2015. In connection with this acquisition, shares of the Predecessor Fund were exchanged for Class I shares of the Fund. The Predecessor Fund had an investment objective and strategies that were, in all material respects, the same as those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. The Predecessor Fund commenced operations on March 10, 2014 . Updated performance information will be available at no cost by calling 1-844-ACFUNDS (844-223-8637) or visiting the Fund’s website at www.AlphaCentricFunds.com.

*****	The Barclay CTA Index is a leading industry benchmark of representative performance of commodity trading advisors. As of the date of this Prospectus, there are 535 programs included in the calculation of the Barclay CTA Index for 2015. The Index is equally weighted and rebalanced at the beginning of each year.

******	The BofA Merrill Lynch 3-Month Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

Top 10 Holdings by Industry	% of Net Assets
Options	0.3%
Other / Cash & Cash Equivalents	99.7%
100.0%

Please refer to the Portfolio of Investments in this Semi-Annual report for a detailed analysis of the Fund’s holdings.

AlphaCentric Asset Rotation Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2016

Shares		Value
	EXCHANGE TRADED FUND - 98.1%
	DEBT FUND - 98.1%
648,275	Vanguard FTSE Emerging Markets ETF (Cost $24,206,712)	$24,394,588

	SHORT-TERM INVESTMENT - 2.2%
	MONEY MARKET FUND - 2.2%
546,830	Fidelity Institutional Money Market Funds-	546,830
	Money Market Portfolio to yield 0.15% * (Cost $546,830)

	TOTAL INVESTMENTS - 100.3% (Cost $24,753,542) (a)	$24,941,418
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(80,084)
	NET ASSETS - 100%	$24,861,334

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $24,753,542 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$187,876
Unrealized Depreciation:	—
Net Unrealized Appreciation:	$187,876

*	Money market fund; interest rate reflects seven-day effective yield on September 30, 2016.

See accompanying notes to financial statements.

AlphaCentric Bond Rotation Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2016

Shares		Value
	EXCHANGE TRADED FUNDS - 98.0%
	DEBT FUNDS - 98.0%
20,825	iShares 20+ Year Treasury Bond ETF	$2,863,646
92,850	PowerShares Emerging Markets Sovereign Debt ETF	2,843,995
75,000	SPDR Barclays High Yield Bond ETF	2,754,000
	TOTAL EXCHANGE TRADED FUNDS (Cost $8,447,544)	8,461,641

	SHORT-TERM INVESTMENT - 2.3%
	MONEY MARKET FUND - 2.3%
199,765	Fidelity Institutional Money Market Funds-	199,765
	Money Market Portfolio to yield 0.15% * (Cost $199,765)

	TOTAL INVESTMENTS - 100.3% (Cost $8,647,309) (a)	$8,661,406
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(26,368)
	NET ASSETS - 100%	$8,635,038

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $8,647,309 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$64,827
Unrealized Depreciation:	(50,730)
Net Unrealized Appreciation:	$14,097

*	Money market fund; interest rate reflects seven-day effective yield on September 30, 2016.

See accompanying notes to financial statements.

AlphaCentric Income Opportunities Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2016

Principal ($)		Value
	ASSET BACKED SECURITIES - 77.0%
897,717	ABFC 2004-OPT4 Trust, 3.225% due 7/25/2033	$586,878
1,056,307	ACE Securities Corp Home Equity Loan Trust Series 2004-FM2, 2.550% due 6/25/2034	705,683
3,070,105	ACE Securities Corp Home Equity Loan Trust Series 2005-HE2, 2.370% due 4/25/2035	494,521
2,209,700	ACE Securities Corp Home Equity Loan Trust Series 2004-RM2, 1.845% due 1/25/2035	1,623,185
678,000	ACE Securities Corp Home Equity Loan Trust Series 2004-SD1, 3.275% due 11/25/2033	543,066
2,417,000	ACE Securities Corp Home Equity Loan Trust Series 2005-SD2, 3.525% due 8/25/2040	1,571,543
79,032	AFC Home Equity Loan Trust, 1.225% due 12/22/2027	68,562
788,522	Ameriquest Asset-Backed Pass Through Certificates 2003-1, 5.198% due 2/25/2033	497,068
1,571,871	Ameriquest Asset-Backed Pass Through Certificates 2004-1A1, 2.774% due 9/25/2034	993,136
1,636,377	Ameriquest Asset-Backed Pass Through Certificates 2004-R3, 5.025% due 5/25/2034	843,257
1,924,682	Ameriquest Asset-Backed Pass Through Certificates 2004-R7, 3.749% due 8/25/2034	1,383,938
2,722,790	Ameriquest Asset-Backed Pass Through Certificates 2004-R8, 2.445% due 9/25/2034	1,277,505
2,249,261	Ameriquest Asset-Backed Pass Through Certificates 2005-R5, 1.745% due 7/25/2035	982,491
2,051,761	Ameriquest Mortgage Securities Inc Series 2003-6, 5.281% due 5/25/2033	979,214
195,797	Amresco Residential Securities Corp Mortgage Loan Trust 1999-1, 2.375% due 11/25/2029	165,453
395,282	Amresco Residential Securities Corp Mortgage Loan Trust 1998-2, 1.020% due 6/25/2028	375,786
5,580,429	Amur Finance VI LLC, 8.000% due 12/20/2024, 144A	5,468,820
1,190,837	Argent Securities, Inc., 4.218% due 3/25/2034, 144A	571,284
730,418	Argent Securities, Inc., 4.218% due 3/25/2034	653,119
486,977	Argent Securities, Inc., Asset-Backed Pass Through Certificates 2004-W6, 5.400% due 5/25/2034, 144A	421,668
1,043,712	Asset-Backed Pass Through Certificates 2002-3, 3.750% due 8/25/2032	525,168
2,244,801	Asset-Backed Pass-Through Certificates Series 2005-R2, 1.695% due 4/25/2035	1,233,669
470,891	Bear Stearns Asset Backed Securities I Trust 2004-HE10, 3.074% due 12/25/2034	420,794
1,265,803	Centex Home Equity Loan Trust 2002-C, 1.675% due 9/25/2032	752,940
1,838,294	Centex Home Equity Loan Trust 2004-B, 2.850% due 3/25/2034	128,322
1,534,005	Centex Home Equity Loan Trust 2004-D, 1.555% due 9/25/2034	1,306,708
6,676,938	Centex Home Equity Loan Trust 2005-D, 1.725% due 10/25/2035	4,007,055
252,502	Countrywide Asset-Backed Certificates, 6.150% due 10/25/2032, 144A	195,593
4,245,000	EMC Mortgage Loan Trust, 2.775% due 1/25/2041, 144A	2,819,804
8,150,171	Encore Credit Receivables Trust 2005-2, 1.500% due 11/25/2035	4,911,129
2,592,071	Encore Credit Receivables Trust 2005-3, 2.280% due 10/25/2035	1,499,256
2,280,535	EquiFirst Mortgage Loan Trust 2004-2, 5.625% due 10/25/2034	1,505,550
1,267,780	Equity One Mortgage Pass-Through Trust 2003-4, 6.900% due 10/25/2034	656,115
1,115,050	Equity One Mortgage Pass-Through Trust 2004-1, 5.760% due 4/25/2034	1,020,228
1,027,494	Finance America Mortgage Loan Trust 2004-3, 2.175% due 11/25/2034	527,979
843,880	First Franklin Mortgage Loan Trust 2004-FF4, 2.775% due 6/25/2034	587,534
2,535,000	First Franklin Mortgage Loan Trust 2005-FF3, 1.500% due 4/25/2035	2,296,429
15,013,295	First Franklin Mortgage Loan Trust 2005-FF9, 1.065% due 10/25/2035	9,084,118
534,387	First Franklin Mortgage Loan Trust Series 2004-FFC, 4.275% due 6/25/2035, 144A	529,616
2,018,296	Fremont Home Loan Trust 2004-4, 2.025% due 3/25/2035	614,865
2,526,671	Fremont Home Loan Trust 2004-4, 1.950% due 3/25/2035	1,431,829
661,496	Fremont Home Loan Trust 2004-4, 1.4404% due 3/25/2035	477,104
1,641,140	Fremont Home Loan Trust 2004-D, 1.470% due 11/25/2034	1,249,741
2,781,625	Fremont Home Loan Trust 2005-2, 1.500% due 6/25/2035	900,008
9,700,909	GE-WMC Asset-Backed Pass Through Certificates Series 2005-1, 1.215% due 10/25/2035	4,794,978
6,000,000	GSAMP Trust 2005-HE4, 1.155% due 7/25/2045	2,487,208
500,000	GSRPM Mortgage Loan Trust 2003-1, 4.175% due 1/25/2032	501,859
1,240,374	Home Equity Asset Trust 2003-4, 5.025% due 10/25/2033	689,263
87,426	Home Equity Asset Trust 2004-7, 2.075% due 1/25/2035	78,014
5,250,000	Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2005-A, 2.475% due 3/25/2035	3,378,064
1,324,396	Home Equity Mortgage Loan Asset-Backed Trust Series SPMD 2001-A, 6.537% due 11/25/2030	1,250,909

See accompanying notes to financial statements.

AlphaCentric Income Opportunities Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2016

Principal ($)		Value
	ASSET BACKED SECURITIES (continued) - 77.0%
106,639	Irwin Home Equity Loan Trust 2002-1, 3.900% due 2/25/2029	$104,662
2,838,078	Long Beach Mortgage Loan Trust 2003-1, 6.525% due 3/25/2033	1,683,378
2,904,040	Mastr Asset Backed Securities Trust 2003-OPT1, 6.375% due 12/25/2032	1,554,689
616,987	Mastr Asset Backed Securities Trust 2004-OPT2, 2.475% due 9/25/2034	515,395
876,975	Mastr Asset Backed Securities Trust 2004-WMC3, 2.325% due 10/25/2034	761,722
2,083,992	Meritage Mortgage Loan Trust 2005-2, 1.320% due 11/25/2035	1,445,057
1,560,855	Merrill Lynch Mortgage Investors Trust 2002-AFC1, 3.974% due 9/25/32	1,260,249
2,447,340	Merrill Lynch Mortgage Investors Trust Series 2003-OPT1, 2.700% due 7/25/2034	2,204,652
2,190,643	Merrill Lynch Mortgage Investors Trust Series 2004-OPT1, 2.550% due 6/25/2035	1,322,909
621,151	Morgan Stanley ABS Capital I Inc Trust 2004-HE8, 1.285% due 9/25/2034	550,791
841,465	Morgan Stanley ABS Capital I Inc Trust 2004-WMC2, 5.775% due 7/25/2034	748,283
2,409,044	Morgan Stanley ABS Capital I Inc Trust 2004-WMC3, 1.874% due 1/25/2035	1,855,413
519,211	New Century Home Equity Loan Trust Series 2003-5, 5.163% due 11/25/2033	504,752
306,203	New Century Home Equity Loan Trust Series 2003-5, 1.324% due 11/25/2033	242,901
549,353	NovaStar Mortgage Funding Trust Series 2003-2, 1.650% due 9/25/2033	538,499
5,000,000	NovaStar Mortgage Funding Trust Series 2004-4, 3.075% due 3/25/2035	3,523,877
1,200,000	NovaStar Mortgage Funding Trust Series 2005-2, 1.135% due 10/25/2035	676,344
6,311,000	NovaStar Mortgage Funding Trust Series 2005-2, 1.005% due 10/25/2035	5,432,126
59,231	Option One Mortgage Accep Corp Ast Back Certs Ser 2003-3, 2.925% due 6/25/2033	56,527
1,771,410	Ownit Mortgage Loan Trust Series 2005-1, 1.695% due 9/25/2035	1,419,787
5,625,000	Park Place Securities Inc Asset Backed Pass Through Certificates Ser 2005-WCW3, 1.165% due 8/25/2035	2,709,228
1,828,491	Park Place Securities Inc Asset Backed Pass Through Certificates Ser 2005-WHQ1, 2.400% due 3/25/2035	854,412
1,544,617	Park Place Securities Inc Asset Backed Pass Through Certificates Ser 2005-WHQ4, 2.325% due 6/25/2035	871,228
1,133,413	Popular ABS Mortgage Pass-Through Trust 2004-5, 5.255% due 12/25/2034	1,149,582
667,371	Popular ABS Mortgage Pass-Through Trust 2004-5, 0.905% due 12/25/2034	601,189
6,343,758	Quest Trust, 3.750% due 6/25/2034, 144A	4,827,732
2,000,000	Quest Trust, 4.050% due 9/25/2034, 144A	1,460,481
203,455	RAMP Series 2002-RS3 Trust, 1.499% due 6/25/2032	183,763
334,250	RASC Series 2003-KS5 Trust, 1.105% due 7/25/2033	300,794
405,291	RASC Series 2003-KS10 Trust, 5.570% due 12/25/2033	361,083
84,435	RASC Series 2003-KS11 Trust, 1.409 due 1/25/2034	76,741
1,346,620	RASC Series 2004-KS3 Trust, 2.099% due 4/25/2034	1,035,899
1,544,524	RASC Series 2004-KS6 Trust, 2.294% due 7/25/2034	915,912
226,341	RAMP Series 2004-RS6 Trust, 5.684% due 6/25/2034	205,234
1,000,000	RAMP Series 2004-RS12 Trust, 5.186% due 12/25/2034	1,016,255
1,892,457	RAMP Series 2004-RS12 Trust, 3.149% due 12/25/2034	866,275
250,000	RAMP Series 2005-EFC3 Trust, 1.645% due 8/25/2035	162,289
3,250,000	RASC Series 2005-KS9 Trust, 1.775% due 10/25/2035	1,308,629
3,181,456	RAMP Series 2005-RZ2 Trust, 1.775% due 5/25/2035	2,392,168
941,325	RASC Series 2006-KS2 Trust, 0.895% due 3/25/2036	875,677
2,595,399	RAMP Series 2006-RS1 Trust, 0.935% due 1/25/2036	541,438
1,055,058	Renaissance Home Equity Loan Trust 2003-2, 4.943% due 8/25/2033	984,825
675,074	SASCO Mortgage Loan Trust 2003-GEL1, 5.025% due 10/25/2033	571,258
320,291	Saxon Asset Securities Trust 2003-3, 3.449% due 12/25/2033	271,258
11,594,000	Securitized Asset Backed Receivables LLC Trust 2005-OP2, 1.195% due 10/25/2035	1,063,799
7,602,000	Securitized Asset Backed Receivables LLC Trust 2005-OP2, 1.165% due 10/25/2035	3,715,107
4,542,879	Soundview Home Loan Trust 2005-OPT1, 1.350% due 6/25/2035	2,438,572
8,802,000	Soundview Home Loan Trust 2005-OPT2, 1.175% due 8/25/2035	4,487,261
1,570,000	Specialty Underwriting & Residential Finance Trust Series 2005-AB1, 1.200% due 3/25/2036	1,449,781
288,100	Structured Asset Securities Corp 2005-WF1, 2.430% due 2/25/2035	242,290
1,769,743	Structured Asset Securities Corp Mortgage Loan Trust 2005-WF3, 3.025% due 7/25/2035, 144A	912,975

See accompanying notes to financial statements.

AlphaCentric Income Opportunities Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2016

Principal ($)		Value
	ASSET BACKED SECURITIES (continued) - 77.0%
6,876,000	Structured Asset Securities Corp Mortgage Loan Trust 2006-WF1, 1.475% due 2/25/2036	$3,417,821
3,551,000	Terwin Mortgage Trust 2007-QHL1, 1.953% due 10/25/2038, 144A	1,734,804
2,953,616	Terwin Mortgage Trust Series TMTS 2005-6HE, 1.725% due 4/25/2036	2,038,367
	TOTAL ASSET BACKED SECURITIES (Cost $138,505,212)	144,514,166

	COMMERCIAL MORTGAGE BACKED SECURITIES - 19.3%
66,031	Adjustable Rate Mortgage Trust 2005-3, 0.845% due 7/25/2035	63,726
39,551	Adjustable Rate Mortgage Trust 2005-10, 1.025% due 1/25/2036	33,956
5,871,878	American Home Mortgage Investment Trust 2005-1, 1.379% due 6/25/2045	2,889,471
1,147,127	Banc of America Funding 2004-C Trust, 1.432% due 12/20/2034	1,068,423
3,935,021	Bear Stearns ALT-A Trust 2004-1, 2.983% due 2/25/2034	2,639,120
116,711	Bear Stearns ALT-A Trust 2004-3, 1.380% due 4/25/2034	108,503
514,585	Bear Stearns ARM Trust 2002-12, 2.846% due 1/25/2033	478,961
53,545	Bear Stearns ARM Trust 2003-8, 4.094% due 1/25/2034	49,199
1,426,193	Bear Stearns ARM Trust 2004-7, 3.186% due 10/25/2034	1,329,563
3,477	CHL Mortgage Pass-Through Trust 2003-HYB2, 2.941% due 7/19/2033	3,364
337,178	Citigroup Mortgage Loan Trust 2007-10 5.576% due 9/25/2037	291,248
1,552,665	Credit Suisse First Boston Mortgage Securities Corp., 2.664% due 7/25/2033	1,397,935
1,735,704	Credit Suisse First Boston Mortgage Securities Corp., 3.062% due 10/25/2033	1,468,497
450,571	GMACM Mortgage Loan Trust 2003-GH1, 5.313% due 7/25/2034	449,669
1,213,672	GSR Mortgage Loan Trust 2005-AR3, 1.275% due 5/25/2035	961,559
44,659	GSR Mortgage Loan Trust 2005-7F, 1.025% due 9/25/2035	41,186
1,094,323	HarborView Mortgage Loan Trust 2004-3, 2.885% due 5/19/2034	909,382
1,017,699	HarborView Mortgage Loan Trust 2004-4, 1.091% due 6/19/2034	902,930
788,862	Impac CMB Trust Series 2004-10, 1.380% due 3/25/2035	645,682
7,033,597	Impac Secured Assets Trust 2007-2, 0.775% due 4/25/2037	6,367,828
94,945	IndyMac INDX Mortgage Loan Trust 2004-AR6, 3.244% due 10/25/2034	85,610
589,580	IndyMac INDX Mortgage Loan Trust 2004-AR9, 1.364% due 11/25/2034	549,144
2,159,983	MASTR Adjustable Rate Mortgages Trust 2004-5, 2.898% due 7/25/2034	1,754,036
30,228	Merrill Lynch Mortgage Investors Trust MLMI Series 2003-A1, 3.184% due 12/25/2032	29,839
387,540	Merrill Lynch Mortgage Investors Trust MLMI Series 2003-A2, 2.745% due 2/25/2033	377,712
865,748	Merrill Lynch Mortgage Investors Trust Series MLCC 2005-A 1.530% due 3/25/2030	672,701
140,972	Morgan Stanley Mortgage Loan Trust 2004-4, 6.410% due 9/25/2034	150,941
314,940	Morgan Stanley Mortgage Loan Trust 2004-7AR, 2.956% due 9/25/2034	287,996
29,209	New York Mortgage Trust 2005-2, 0.855% due 8/25/2035	26,817
16,827	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2003-A1, 7.000% due 4/25/2033	17,218
19,292	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2003-A1, 6.000% due 5/25/2033	19,610
41,520	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2003-A1, 5.500% due 5/25/2033	42,187
219,418	Sequoia Mortgage Trust 2003-3 1.192% due 7/20/2033	203,586
3,498,244	Sequoia Mortgage Trust 2004-10, 1.282% due 11/20/2034	2,464,238
376,068	Structured Asset Mortgage Investments II Trust 2004-AR5, 2.630% due 10/19/2034	366,589
1,220,583	Thornburg Mortgage Securities Trust 2004-2, 1.525% due 6/25/2044	765,758
427,095	WaMu Mortgage Pass-Through Certificates Series 2002-AR17 Trust, 1.943% due 11/25/2042	391,258
3,312,754	WaMu Mortgage Pass-Through Certificates Series 2003-AR10 Trust, 2.669% 10/25/2033	2,684,852
519,576	WaMu Mortgage Pass-Through Certificates Series 2004-AR13 Trust, 1.505% due 11/25/2034	457,168
2,473,888	WaMu Mortgage Pass-Through Certificates Series 2005-AR4 Trust, 2.784% due 4/25/2035	1,511,602
614,391	Wells Fargo Mortgage Backed Securities 2004-BB Trust, 2.863% due 1/25/2035	573,969
118,821	Wells Fargo Mortgage Backed Securities 2005-4 Trust, 1.125% due 4/25/2035	116,483
40,313	Wells Fargo Mortgage Backed Securities 2005-AR9 Trust, 3.027% due 6/25/2034	39,466
548,242	Wells Fargo Mortgage Backed Securities 2005-AR12 Trust, 2.953% due 6/25/2035	461,951
	TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $36,136,149)	36,150,933

See accompanying notes to financial statements.

AlphaCentric Income Opportunities Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2016

Principal ($)		Value
	PRIVATE PLACEMENTS - 2.1%
1,900,000	AMUR Finance Company, Inc. 18.000% due 7/31/2018 ** +	$1,900,120
2,070,000	AMUR Finance II, LLC 12.000% due 8/31/2020 ** +	2,070,130
	TOTAL PRIVATE PLACEMENTS (Cost $3,970,000)	3,970,250

Shares
	SHORT-TERM INVESTMENT- 3.5%
	MONEY MARKET FUND - 3.5%
6,655,302	Federated US Treasury Cash Reserves, 0.00%* (Cost $6,655,302)	6,655,302

	TOTAL INVESTMENTS - 101.9% (Cost $185,266,663) (a)	$191,290,651
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.9)%	(3,496,004)
	NET ASSETS - 100.0%	$187,794,647

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $185,266,663 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$7,267,504
Unrealized Depreciation:	(1,243,516)
Net Unrealized Appreciation:	$6,023,988

*	Money market fund; interest rate reflects seven-day effective yield on September 30, 2016.

**	Illiquid security. Total illiquid securities represents 3.3% of net assets as of September 30, 2016.

+	Fair Valued by the Board in good faith.

144A - Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. At September 30, 2016, 144A securities amounted to $18,942,777 or 10.09% of net assets.

See accompanying notes to financial statements.

AlphaCentric/IMFC Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2016

No. of
Contracts		Value
	PURCHASED CALL OPTIONS - 0.3%
5	S&P 500 Emini Expiration December 2016, Excise Price $2,000.00	$4,500
5	S&P 500 Emini Expiration September 2016, Excise Price $2,025.00	5,500
	TOTAL PURCHASED CALL OPTIONS (Cost $13,750)	10,000

Shares
	SHORT-TERM INVESTMENTS - 83.1%
	MONEY MARKET FUNDS * - 83.1%
1,310,611	Fidelity Institutional Money Market Government Portfolio - Institutional Class, to yield 0.31%	1,310,611
156,400	Fidelity Investments Money Market Prime Money Market Portfolio - Institutional Class +, to yield 0.53%	156,400
100,252	TCG Cash Reserve Money Market Fund, to yield 0.41% ^	100,252
100,253	TCG Daily Liquidity Government Money Market Fund, to yield 0.42% ^	100,253
100,253	TCG Liquid Assets Government Money Market Fund, to yield 0.41% ^	100,253
100,253	TCG Liquidity Plus Government Money Market Fund, to yield 0.42% ^	100,253
100,255	TCG Ultra Money Market Fund, to yield 0.41% ^	100,255
100,251	TCG US Government Advantage Money Market Fund, to yield 0.41% ^	100,251
100,252	TCG US Government Max Money Market Fund, to yield 0.41% ^	100,252
100,252	TCG US Government Premier Money Market Fund, to yield 0.41% ^	100,252
100,252	TCG US Government Primary Liquidity Money Market Fund, to yield 0.47% ^	100,252
100,253	TCG US Government Select Money Market Fund, to yield 0.42% ^	100,253
	TOTAL SHORT-TERM INVESTMENTS (Cost $2,469,537)	2,469,537

	TOTAL INVESTMENTS - 83.4% (Cost $2,483,287) (a)	$2,479,537
	OTHER ASSETS LESS LIABILITIES - 16.6%	493,037
	NET ASSETS - 100%	$2,972,574

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $2,432,670 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$50,617
Unrealized Depreciation:	(3,750)
Net Unrealized Appreciation:	$46,867

*	Money market fund; interest rate reflects seven-day effective yield on September 30, 2016.

+	All or a portion of this investment is a holding of the ACIMFSMFSF Fund Limited.

^	An affiliate of the Advisor.

See accompanying notes to financial statements.

AlphaCentric/IMFC Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
FUTURES CONTRACTS
September 30, 2016

				Unrealized
Open Long			Underlying Face	Appreciation/
Futures Contracts	Description	Expiration	Amount at Value	(Depreciaiton)
1	90 Day Bank Bill	Dec-16	$239,828	$(36)
5	90Day Euro$ Future	Dec-16	1,238,500	150
6	Australian Dollar Future	Dec-16	458,940	4,400
27	Bank Accept	Dec-16	6,690,263	(30)
8	Brazilian Real Future	Nov-16	244,040	(2,309)
15	Bursa Crude Palm Oil +	Dec-16	988,500	(7,233)
6	Canadian 10 Year Bond	Dec-16	881,520	1,590
6	Coffee Robusta +	Nov-16	4,509,000	5,496
2	Cotton +	Dec-16	68,080	(2,520)
1	Euro FX Currency Future	Dec-16	141,000	287
3	Euro/GBP	Dec-16	325,500	5,320
2	Gold +	Dec-16	263,420	(3,830)
2	Hang Seng Index Future	Oct-16	2,331,300	(3,442)
4	Japanese Yen Future	Dec-16	494,525	(1,788)
1	LME Aluminum +	Dec-16	41,863	(38)
1	LME Nickel +	Dec-16	63,432	162
3	Long Gilt Future	Dec-16	390,750	66
4	Nasdaq 100 E-Mini	Dec-16	389,620	8,528
1	Natural Gas Future +	Nov-16	29,060	(1,490)
2	Natural Gas Future +	Jul-17	60,440	(140)
1	Platinum Future +	Dec-16	36,075	1,515
3	TOCOM Rubber +	Feb-17	2,428,500	(574)
3	S&P/TSX 60 IX Future	Dec-16	513,120	5,912
2	S&P 500 E-Mini Future	Dec-16	216,050	860
1	Silver +	Dec-16	96,070	485
2	Soybean Oil Future +	Dec-16	40,128	123
1	SPI 200	Dec-16	135,400	825
12	US 5YR Note (CBT)	Dec-16	1,458,192	1,476
8	US 10 Year Future	Dec-16	1,049,000	(508)
2	US Long Bond Future	Dec-16	336,312	(2,875)
10	White Sugar +	Dec-16	298,600	10,911
15	World Sugar #11 +	Mar-17	386,400	4,075
	Net Unrealized Appreciation from Open Long Futures Contracts			$25,368

+	All or a portion of this investment is a holding of the ACIMFSMFSF Fund Limited.

See accompanying notes to financial statements.

AlphaCentric/IMFC Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
FUTURES CONTRACTS
September 30, 2016

				Unrealized
Open Short			Underlying Face	Appreciation/
Futures Contracts	Description	Expiration	Amount at Value	(Depreciation)
2	10 YR AUD Government Bond	Dec-16	$2,117,067	$(3,879)
7	10 YR Mini JBG	Dec-16	106,624,000	(5,106)
14	3 Mo Euro (Euribor)	Dec-16	3,510,500	380
1	Brent Crude Future +	Dec-16	50,190	(4,040)
4	British Pound Future	Dec-16	324,925	2,025
1	Canadian Dollar Future	Nov-16	76,285	245
11	Canola Future +	Dec-16	101,992	(693)
1	Cocoa Future +	Dec-16	27,610	1,117
8	Corn Future +	Dec-16	134,700	(3,288)
1	Crude Oil +	Nov-16	48,240	(3,420)
3	EUR/JPY Futures	Dec-16	42,757,500	90
14	Euro BOBL Future	Dec-16	1,849,260	(7,309)
6	Euro-Bund Future	Dec-16	994,200	(7,185)
6	Lean Hogs +	Dec-16	105,540	13,787
3	Live Cattle +	Dec-16	120,150	7,980
1	Gas Oil Future +	Dec-16	44,825	(3,675)
20	Mexican Peso Future	Dec-16	511,300	281
1	NY Harbor ULSD Futures +	Nov-16	6,460,860	(4,465)
2	Platinum Future +	Jan-17	103,450	500
3	Soybean Future +	Nov-16	143,100	(369)
9	Wheat Future(CBT) +	Dec-16	180,900	4,866
	Net Unrealized Depreciation from Open Short Futures Contracts			$(12,158)

	Net Unrealized Appreciation from Open Futures Contracts			$13,210

+	All or a portion of this investment is a holding of the ACIMFSMFSF Fund Limited.

See accompanying notes to financial statements.

AlphaCentric Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2016

				AlphaCentric/
			AlphaCentric	IMFC Managed
	AlphaCentric	AlphaCentric	Income	Futures Strategy
	Asset Rotation	Bond Rotation	Opportunities	Fund
	Fund	Fund	Fund	(Consolidated)
ASSETS
Investment securities:
At cost	$24,753,542	$8,647,309	$185,266,663	$2,483,287
At value	$24,941,418	$8,661,406	$191,290,651	$2,479,537
Cash Deposits with Broker	—	—	—	479,527
Receivable for Fund shares sold	37	5,000	624,695	—
Dividends and interest receivable	149	23	426,270	338
Due from Manager	—	250	—	1,598
Net unrealized appreciation from open futures contracts	—	—	—	13,210
Foreign Rec - FX Unrealized	—	—	—	577
Prepaid expenses and other assets	25,478	711	51,139	6,748
TOTAL ASSETS	24,967,082	8,667,390	192,392,755	2,981,535

LIABILITIES
Payable for investments purchased	—	—	4,141,640	—
Due to Custodian	—	—	134,771	—
Payable for Fund shares repurchased	—	1,000	114,926	—
Management fees payable	14,288	—	160,760	—
Distribution (12b-1) fees payable	37,805	12,542	33,078	66
Fees payable to other related parties	12,341	4,851	10,465	907
Accrued Trustees fees and expenses	—	1,144	942	2,072
Accrued expenses and other liabilities	41,314	12,815	1,526	5,916
TOTAL LIABILITIES	105,748	32,352	4,598,108	8,961
NET ASSETS	$24,861,334	$8,635,038	$187,794,647	$2,972,574

Composition of Net Assets:
Paid in capital	$33,196,707	$9,164,053	$181,873,981	$3,351,533
Accumulated undistributed net investment income (loss)	942,750	(724)	85,099	(54,662)
Accumulated net realized loss from security transactions, option contracts, and foreign currency translations	(9,465,999)	(542,388)	(188,421)	(369,954)
Net unrealized appreciation on investments, option contracts, and foreign currency translations	187,876	14,097	6,023,988	45,657
NET ASSETS	$24,861,334	$8,635,038	$187,794,647	$2,972,574

See accompanying notes to financial statements.

AlphaCentric Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)(Continued)
September 30, 2016

							AlphaCentric/
					AlphaCentric		IMFC Managed
	AlphaCentric		AlphaCentric		Income		Futures Strategy
	Asset Rotation		Bond Rotation		Opportunities		Fund
	Fund		Fund		Fund		(Consolidated)
Net Asset Value Per Share:
Class A Shares:
Net Assets	$14,477,559		$8,362,385		$42,383,659		$65,723
Shares of beneficial interest outstanding (a)	1,655,265		884,421		3,762,863		6,305
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$8.75		$9.46		$11.26	(d)	$10.42
Maximum offering price per share
	$9.28	(b)	$9.93	(c)	$11.82	(c)	$11.06	(b)

Class C Shares:
Net Assets	$1,244,803		$25,698		$7,792,365		$16,278
Shares of beneficial interest outstanding (a)	144,009		2,720		692,890		1,571
Net asset value (Net Assets ÷ Shares Outstanding) offering price and redemption price per share	$8.64		$9.45		$11.25		$10.36

Class I Shares:
Net Assets	$9,138,972		$246,955		$137,618,623		$2,890,573
Shares of beneficial interest outstanding (a)	1,040,393		26,098		12,207,510		276,697
Net asset value (Net Assets ÷ Shares Outstanding) offering price and redemption price per share	$8.78		$9.46		$11.27	(d)	$10.45

(a)	Unlimited number of shares of beneficial interest authorized, no par value.

(b)	Net asset value plus maximum sales charge of 5.75%

(c)	Net asset value plus maximum sales charge of 4.75%

(d)	The NAV and offering price shown above differs from the traded NAV on September 30, 2016 due to financial statement adjustments.

See accompanying notes to financial statements.

AlphaCentric Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended September 30, 2016

				AlphaCentric/
			AlphaCentric	IMFC Managed
	AlphaCentric	AlphaCentric	Income	Futures Strategy
	Asset Rotation	Bond Rotation	Opportunities	Fund *
	Fund	Fund	Fund	(Consolidated)
INVESTMENT INCOME
Dividends	$515,851	$162,331	$—	$—
Interest	1,004	191	4,456,390	3,511
TOTAL INVESTMENT INCOME	516,855	162,522	4,456,390	3,511

EXPENSES
Management fees	175,927	57,870	955,704	27,462
Distribution (12b-1) fees:
Class A	19,419	11,293	42,081	51
Class C	8,885	336	17,095	50
Administrative fees	20,000	7,250	71,698	3,880
Registration fees	19,157	6,883	23,855	2,980
MFund service fees	16,581	7,137	66,221	4,076
Non 12b-1 shareholder servicing fees	12,783	3,803	38,117	179
Printing and postage expenses	6,965	3,047	9,661	284
Audit fees	6,788	6,789	8,047	8,347
Compliance officer fees	5,802	5,638	8,248	6,682
Legal fees	2,963	5,148	4,151	5,526
Custodian fees	2,867	1,667	6,796	2,444
Trustees fees and expenses	2,769	3,976	4,654	3,468
Insurance expense	341	192	994	219
Line of Credit fees	—	—	50,066	—
Other expenses	1,140	1,211	3,914	1,167
TOTAL EXPENSES	302,387	122,240	1,311,302	66,815

Less: Fees waived\expenses reimbursed by the Manager	(98,743)	(53,185)	(249,805)	(35,487)
NET EXPENSES	203,644	69,055	1,061,497	31,328

NET INVESTMENT INCOME (LOSS)	313,211	93,467	3,394,893	(27,817)

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain (loss) from:
Investments	(596,220)	18,071	32,744	—
Futures Contracts	—	—	—	(362,641)
Options	—	—	—	(92,539)
	(596,220)	18,071	32,744	(455,180)
Net change in unrealized appreciation (depreciation) on:
Investments	(569,597)	(153,237)	6,050,557	—
Futures Contracts	—	—	—	14,643
Translation of assets and liabilities in foreign currencies	—	—	—	(1,808)
Options	—	—	—	47,193
	(569,597)	(153,237)	6,050,557	60,028

NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS	(1,165,817)	(135,166)	6,083,301	(395,152)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(852,606)	$(41,699)	$9,478,194	$(422,969)

*	AlphaCentric/IMFC Managed Futures Strategy Fund commenced operations as a series of Mutual Fund Series Trust on December 18, 2015.

See accompanying notes to financial statements.

AlphaCentric Asset Rotation Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2016	Year Ended
	(Unaudited)	March 31, 2016
FROM OPERATIONS
Net investment income	$313,211	$629,688
Net realized loss from investments	(596,220)	(8,443,235)
Net change in unrealized appreciation (depreciation) on investments	(569,597)	2,335,910
Net decrease in net assets resulting from operations	(852,606)	(5,477,637)

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class A	—	(962,966)
Class C	—	(81,509)
Class I	—	(431,895)
Total distributions to shareholders	—	(1,476,370)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	746,935	10,969,850
Class C	7,200	1,296,968
Class I	430,556	10,281,737
Net asset value of shares issued in reinvestment of distributions:
Class A	—	955,838
Class C	—	81,274
Class I	—	427,857
Payments for shares repurchased:
Class A	(4,417,836)	(31,876,520)
Class C	(970,315)	(692,056)
Class I	(4,530,958)	(16,167,420)
Net decrease in net assets from shares of beneficial interest	(8,734,418)	(24,722,472)

TOTAL DECREASE IN NET ASSETS	(9,587,024)	(31,676,479)

NET ASSETS
Beginning of Period	34,448,358	66,124,837
End of Period *	$24,861,334	$34,448,358
* Includes accumulated undistributed net investment income of:	$942,750	$629,539

See accompanying notes to financial statements.

AlphaCentric Asset Rotation Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended
	September 30, 2016	Year Ended
	(Unaudited)	March 31, 2016
SHARE ACTIVITY
Class A:
Shares Sold	86,163	1,106,865
Shares Reinvested	—	104,577
Shares Repurchased	(508,095)	(3,421,680)
Net decrease in shares of beneficial interest outstanding	(421,932)	(2,210,238)

Class C:
Shares Sold	840	130,797
Shares Reinvested	—	8,941
Shares Repurchased	(113,161)	(74,008)
Net increase (decrease) in shares of beneficial interest outstanding	(112,321)	65,730

Class I:
Shares Sold	49,730	1,087,655
Shares Reinvested	—	46,658
Shares Repurchased	(517,578)	(1,685,824)
Net decrease in shares of beneficial interest outstanding	(467,848)	(551,511)

See accompanying notes to financial statements.

AlphaCentric Bond Rotation Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2016	Period Ended
	(Unaudited)	March 31, 2016 **
FROM OPERATIONS
Net investment income	$93,467	$149,440
Net realized gain (loss) from investments	18,071	(560,459)
Net change in unrealized appreciation (depreciation) on investments	(153,237)	167,334
Net decrease in net assets resulting from operations	(41,699)	(243,685)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(91,698)	(148,655)
Class C	(405)	(634)
Class I	(2,088)	(974)
Total distributions to shareholders	(94,191)	(150,263)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	284,099	12,115,768
Class C	3	70,878
Class I	200,000	60,970
Net asset value of shares issued in reinvestment of distributions:
Class A	91,698	148,651
Class C	396	623
Class I	60	196
Payments for shares repurchased:
Class A	(1,748,329)	(2,004,192)
Class C	(44,077)	—
Class I	(11,868)	—
Net increase (decrease) in net assets from shares of beneficial interest	(1,228,018)	10,392,894

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,363,908)	9,998,946

NET ASSETS
Beginning of Period	9,998,946	—
End of Period *	$8,635,038	$9,998,946
* Includes accumulated undistributed net investment loss of:	$(724)	$—

**	AlphaCentric Bond Rotation Fund commenced operations on May 28, 2015.

See accompanying notes to financial statements.

AlphaCentric Bond Rotation Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended
	September 30, 2016	Period Ended
	(Unaudited)	March 31, 2016 **
SHARE ACTIVITY
Class A:
Shares Sold	29,916	1,223,740
Shares Reinvested	9,702	15,627
Shares Repurchased	(185,327)	(209,237)
Net increase (decrease) in shares of beneficial interest outstanding	(145,709)	1,030,130

Class C:
Shares Sold	— (a)	7,384
Shares Reinvested	42	64
Shares Repurchased	(4,770)	—
Net increase (decrease) in shares of beneficial interest outstanding	(4,728)	7,448

Class I:
Shares Sold	21,198	6,116
Shares Reinvested	7	20
Shares Repurchased	(1,243)	—
Net increase in shares of beneficial interest outstanding	19,962	6,136

**	AlphaCentric Bond Rotation Fund commenced operations on May 28, 2015.

(a)	Less than 1 share.

See accompanying notes to financial statements.

AlphaCentric Income Opportunities Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2016	Period Ended
	(Unaudited)	March 31, 2016 **
FROM OPERATIONS
Net investment income	$3,394,893	$1,679,308
Net realized gain from investments	32,744	2,143
Net change in unrealized appreciation (depreciation) on investments	6,050,557	(26,569)
Net increase in net assets resulting from operations	9,478,194	1,654,882

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(823,466)	(575,933)
Class C	(84,517)	(17,151)
Class I	(2,401,811)	(1,309,532)
From return of capital:
Class A	—	(11,043)
Class C	—	(450)
Class I	—	(29,156)
Total distributions to shareholders	(3,309,794)	(1,943,265)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	23,591,450	31,448,706
Class C	6,958,482	1,130,096
Class I	76,841,774	77,768,066
Net asset value of shares issued in reinvestment of distributions:
Class A	817,553	557,563
Class C	65,605	12,659
Class I	1,693,595	891,432
Redemption fee proceeds:
Class A	85	—
Class C	10	—
Class I	216	—
Payments for shares repurchased:
Class A	(11,304,626)	(4,266,891)
Class C	(513,102)	(21,468)
Class I	(18,370,535)	(5,386,040)
Net increase in net assets from shares of beneficial interest	79,780,507	102,134,123

TOTAL INCREASE IN NET ASSETS	85,948,907	101,845,740

NET ASSETS
Beginning of Period	101,845,740	—
End of Period *	$187,794,647	$101,845,740
* Includes accumulated undistributed net investment income of:	$85,099	$—

**	AlphaCentric Income Opportunities Fund commenced operations on May 28, 2015.

See accompanying notes to financial statements.

AlphaCentric Income Opportunities Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended
	September 30, 2016	Period Ended
	(Unaudited)	March 31, 2016 **
SHARE ACTIVITY
Class A:
Shares Sold	2,133,963	2,924,772
Shares Reinvested	73,973	51,961
Shares Repurchased	(1,025,884)	(395,922)
Net increase in shares of beneficial interest outstanding	1,182,052	2,580,811

Class C:
Shares Sold	629,409	105,250
Shares Reinvested	5,934	1,180
Shares Repurchased	(46,870)	(2,013)
Net increase in shares of beneficial interest outstanding	588,473	104,417

Class I:
Shares Sold	6,935,523	7,236,355
Shares Reinvested	153,019	83,090
Shares Repurchased	(1,695,373)	(505,104)
Net increase in shares of beneficial interest outstanding	5,393,169	6,814,341

**	AlphaCentric Income Opportunities Fund commenced operations on May 28, 2015.

See accompanying notes to financial statements.

AlphaCentric/IMFC Managed Futures Strategy Fund
CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2016	Period Ended
	(Unaudited)	March 31, 2016 **
FROM OPERATIONS
Net investment loss	$(27,817)	$(14,226)
Net realized gain (loss) from investments, options contracts, futures contracts and foreign currency translations	(455,180)	62,929
Net change in unrealized appreciation (depreciation) on investments, options contracts, futures contracts and foreign currency translations	60,028	(49,992)
Net decrease in net assets resulting from operations	(422,969)	(1,289)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	47,605	26,000
Class C	16,832	1,000
Class I	476,698	3,076,030 (a)
Payments for shares repurchased:
Class I	(244,569)	(2,764)
Net increase in net assets from shares of beneficial interest	296,566	3,100,266

TOTAL INCREASE (DECREASE) IN NET ASSETS	(126,403)	3,098,977

NET ASSETS
Beginning of Period	3,098,977	—
End of Period *	$2,972,574	$3,098,977
* Includes accumulated undistributed net investment loss of:	$(54,662)	$(26,845)

**	AlphaCentric/IMFC Managed Futures Strategy Fund commenced operations as a series of Mutual Fund Series Trust on December 18, 2015.

(a)	As part of the Fund conversion on December 18, 2015, the AlphaCentric/IMFC Managed Futures Strategy Fund received an in-kind contribution from Attain IMFC Macro Fund, LLC, which consisted of $2,803,136 of cash. As a result of the in-kind contribution, the AlphaCentric/IMFC Managed Futures Strategy Fund issued 234,769 I Shares at a $11.94/share net asset value.

See accompanying notes to financial statements.

AlphaCentric/IMFC Managed Futures Strategy Fund
CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended
	September 30, 2016	Period Ended
	(Unaudited)	March 31, 2016 *
SHARE ACTIVITY
Class A:
Shares Sold	4,202	2,103
Net increase in shares of beneficial interest outstanding	4,202	2,103

Class C:
Shares Sold	1,487	84
Net increase in shares of beneficial interest outstanding	1,487	84

Class I: **
Shares Sold	41,948	257,000	(a)
Shares Repurchased	(22,020)	(231)
Net increase in shares of beneficial interest outstanding	19,928	256,769

*	AlphaCentric/IMFC Managed Futures Strategy Fund commenced operations as a series of Mutual Fund Series Trust on December 18, 2015.

**	AlphaCentric/IMFC Managed Futures Strategy Fund Class I commenced operations on March 10, 2014 in the Predecessor Fund.

(a)	As part of the Fund conversion on December 18, 2015, the AlphaCentric/IMFC Managed Futures Strategy Fund received an in-kind contribution from Attain IMFC Macro Fund, LLC, which consisted of $2,803,136 of cash. As a result of the in-kind contribution, the AlphaCentric/IMFC Managed Futures Strategy Fund issued 234,769 I Shares at a $11.94/share net asset value.

See accompanying notes to financial statements.

AlphaCentric Asset Rotation Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six months Ended		Year Ended	Period Ended
	September 30, 2016		March 31,	March 31,
Class A	(Unaudited)		2016	2015 (1)
Net asset value, beginning of period	$8.96		$10.11	$10.00

Activity from investment operations:
Net investment income (2)	0.10		0.12	0.03
Net realized and unrealized gain (loss) on investments	(0.31)		(0.96)	0.13	(9)
Total from investment operations	(0.21)		(0.84)	0.16

Less distributions from:
Net investment income	—		—	(0.05)
Net realized gains	—		(0.31)	—
Total distributions	—		(0.31)	(0.05)

Net asset value, end of period	$8.75		$8.96	$10.11

Total return (3)	(2.34	)% (6)	(8.38)%	1.55	% (6)

Net assets, at end of period (000s)	$14,478		$18,613	$43,358

Ratio of gross expenses to average net assets before expense reimbursement (4)(5)(7)	2.20%		2.11%	1.98%
Ratio of net expenses to average net assets after expense reimbursement (5)(7)	1.49%		1.49%	1.49%
Ratio of net investment income to average net assets (5)(7)(8)	2.25%		1.22%	0.43%
Portfolio Turnover Rate	401	% (6)	593%	238	% (6)

(1)	The AlphaCentric Asset Rotation Fund Class A, C and I shares commenced operations on July 31, 2014.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the Manager not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.

(5)	Annualized for periods less than one year.

(6)	Not annualized.

(7)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(8)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(9)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions during the period.

See accompanying notes to financial statements.

AlphaCentric Asset Rotation Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six months Ended		Year Ended	Period Ended
	September 30, 2016		March 31,	March 31,
Class C	(Unaudited)		2016	2015 (1)
Net asset value, beginning of period	$8.89		$10.11	$10.00

Activity from investment operations:
Net investment income (loss) (2)	0.05		0.03	(0.03)
Net realized and unrealized gain (loss) on investments	(0.30)		(0.94)	0.18	(9)
Total from investment operations	(0.25)		(0.91)	0.15

Less distributions from:
Net investment income	—		—	(0.04)
Net realized gains	—		(0.31)	—
Total distributions	—		(0.31)	(0.04)

Net asset value, end of period	$8.64		$8.89	$10.11

Total return (3)	(2.81	)% (6)	(9.08)%	1.47	% (6)

Net assets, at end of period (000s)	$1,245		$2,279	$1,926

Ratio of gross expenses to average net assets before expense reimbursement (4)(5)(7)	2.95%		2.86%	2.73%
Ratio of net expenses to average net assets after expense reimbursement or recapture(5)(7)	2.24%		2.24%	2.24%
Ratio of net investment income (loss) to average net assets (5)(7)(8)	1.14%		0.36%	(0.44)%
Portfolio Turnover Rate	401	% (6)	593%	238	% (6)

(1)	The AlphaCentric Asset Rotation Fund Class A, C and I shares commenced operations on July 31, 2014.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the Manager not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.

(5)	Annualized for periods less than one year.

(6)	Not annualized.

(7)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(8)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(9)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions during the period.

See accompanying notes to financial statements.

AlphaCentric Asset Rotation Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six months Ended		Year Ended	Period Ended
	September 30, 2016		March 31,	March 31,
Class I	(Unaudited)		2016	2015 (1)
Net asset value, beginning of period	$8.99		$10.12	$10.00

Activity from investment operations:
Net investment income (2)	0.10		0.13	0.05
Net realized and unrealized gain (loss) on investments	(0.31)		(0.95)	0.12	(9)
Total from investment operations	(0.21)		(0.82)	0.17

Less distributions from:
Net investment income	—		—	(0.05)
Net realized gains	—		(0.31)	—
Total distributions	—		(0.31)	(0.05)

Net asset value, end of period	$8.78		$8.99	$10.12

Total return (3)	(2.34	)% (6)	(8.18)%	1.72	% (6)

Net assets, at end of period (000s)	$9,139		$13,557	$20,840

Ratio of gross expenses to average net assets before expense reimbursement (4)(5)(7)	1.95%		1.86%	1.73%
Ratio of net expenses to average net assets after expense reimbursement (5)(7)	1.24%		1.24%	1.24%
Ratio of net investment income to average net assets (5)(7)(8)	2.37%		1.37%	0.85%
Portfolio Turnover Rate	401	% (6)	593%	238	% (6)

(1)	The AlphaCentric Asset Rotation Fund Class A, C and I shares commenced operations on July 31, 2014.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the Manager not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.

(5)	Annualized for periods less than one year.

(6)	Not annualized.

(7)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(8)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(9)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions during the period.

See accompanying notes to financial statements.

AlphaCentric Bond Rotation Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six months Ended	Period Ended
	September 30, 2016	March 31,
Class A	(Unaudited)	2016 (1)
Net asset value, beginning of period	$9.58	$10.00

Activity from investment operations:
Net investment income (2)	0.10	0.15
Net realized and unrealized (loss) on investments	(0.12)	(0.43)
Total from investment operations	(0.02)	(0.28)

Less distributions from:
Net investment income	(0.10)	(0.14)
Total distributions	(0.10)	(0.14)

Net asset value, end of period	$9.46	$9.58

Total return (3)(6)	(0.22)%	(2.74)%

Net assets, at end of period (000s)	$8,362	$9,869

Ratio of gross expenses to average net assets before expense reimbursement or recapture (4)(5)(7)	2.64%	2.64%
Ratio of net expenses to average net assets after expense reimbursement or recapture (5)(7)	1.49%	1.49%
Ratio of net investment income (loss) to average net assets (5)(7)(8)	2.02%	1.82%
Portfolio Turnover Rate (6)	287%	476%

(1)	The AlphaCentric Bond Rotation Fund Class A, C and I shares commenced operations on May 28, 2015.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the Manager not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.

(5)	Annualized for periods less than one year.

(6)	Not annualized.

(7)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(8)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

AlphaCentric Bond Rotation Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six months Ended	Period Ended
	September 30, 2016	March 31,
Class C	(Unaudited)	2016 (1)
Net asset value, beginning of period	$9.56	$10.00

Activity from investment operations:
Net investment income (2)	0.07	0.09
Net realized and unrealized (loss) on investments	(0.12)	(0.42)
Total from investment operations	(0.05)	(0.33)

Less distributions from:
Net investment income	(0.06)	(0.11)
Total distributions	(0.06)	(0.11)

Net asset value, end of period	$9.45	$9.56

Total return (3)(6)	(0.57)%	(3.25)%

Net assets, at end of period (000s)	$26	$71

Ratio of gross expenses to average net assets before expense reimbursement or recapture (4)(5)(7)	3.39%	3.39%
Ratio of net expenses to average net assets after expense reimbursement or recapture (5)(7)	2.24%	2.24%
Ratio of net investment income (loss) to average net assets (5)(7)(8)	1.47%	1.18%
Portfolio Turnover Rate (6)	287%	476%

(1)	The AlphaCentric Bond Rotation Fund Class A, C and I shares commenced operations on May 28, 2015.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the Manager not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.

(5)	Annualized for periods less than one year.

(6)	Not annualized.

(7)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(8)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

AlphaCentric Bond Rotation Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six months Ended	Period Ended
	September 30, 2016	March 31,
Class I	(Unaudited)	2016 (1)
Net asset value, beginning of period	$9.59	$10.00

Activity from investment operations:
Net investment income (2)	0.11	0.18
Net realized and unrealized (loss) on investments	(0.13)	(0.43)
Total from investment operations	(0.02)	(0.25)

Less distributions from:
Net investment income	(0.11)	(0.16)
Total distributions	(0.11)	(0.16)

Net asset value, end of period	$9.46	$9.59

Total return (3)(6)	(0.20)%	(2.48)%

Net assets, at end of period (000s)	$247	$59

Ratio of gross expenses to average net assets before expense reimbursement or recapture (4)(5)(7)	2.39%	4.39%
Ratio of net expenses to average net assets after expense reimbursement or recapture (5)(7)	1.24%	1.24%
Ratio of net investment income (loss) to average net assets (5)(7)(8)	2.28%	2.29%
Portfolio Turnover Rate (6)	287%	476%

(1)	The AlphaCentric Bond Rotation Fund Class A, C and I shares commenced operations on May 28, 2015.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the Manager not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.

(5)	Annualized for periods less than one year.

(6)	Not annualized.

(7)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(8)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

AlphaCentric Income Opportunities Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six months Ended	Period Ended
	September 30, 2016	March 31,
Class A	(Unaudited)	2016 (1)
Net asset value, beginning of period	$10.72	$10.00

Activity from investment operations:
Net investment income (2)	0.29	0.39
Net realized and unrealized gain on investments	0.51	0.69 (8)
Total from investment operations	0.80	1.08

Less distributions from:
Net investment income	(0.26)	(0.35)
Return of capital	—	(0.01)
Total distributions	(0.26)	(0.36)

Net asset value, end of period	$11.26	$10.72

Total return (3)(6)	7.67%	10.82%

Net assets, at end of period (000s)	$42,384	$27,654

Ratio of gross expenses to average net assets before expense reimbursement or recapture (4)(5)	2.22%	2.26%
Ratio of net expenses to average net assets after expense reimbursement or recapture (5)	1.74%	1.74%
Ratio of net investment income to average net assets (5)(7)	5.20%	4.35%
Portfolio Turnover Rate (6)	6%	6%

(1)	The AlphaCentric Income Opportunities Fund Class A, C and I shares commenced operations on May 28, 2015.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the Manager not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.

(5)	Annualized.

(6)	Not annualized.

(7)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

See accompanying notes to financial statements.

AlphaCentric Income Opportunities Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six months Ended	Period Ended
	September 30, 2016	March 31,
Class C	(Unaudited)	2016 (1)
Net asset value, beginning of period	$10.71	$10.00

Activity from investment operations:
Net investment income (2)	0.23	0.34
Net realized and unrealized gain on investments	0.54	0.68 (8)
Total from investment operations	0.77	1.02

Less distributions from:
Net investment income	(0.23)	(0.30)
Return of capital	—	(0.01)
Total distributions	(0.23)	(0.31)

Net asset value, end of period	$11.25	$10.71

Total return (3)(6)	7.27%	10.19%

Net assets, at end of period (000s)	$7,792	$1,118

Ratio of gross expenses to average net assets before expense reimbursement or recapture (4)(5)	2.96%	3.01%
Ratio of net expenses to average net assets after expense reimbursement or recapture (5)	2.49%	2.49%
Ratio of net investment income to average net assets (5)(7)	4.15%	3.78%
Portfolio Turnover Rate (6)	6%	6%

(1)	The AlphaCentric Income Opportunities Fund Class A, C and I shares commenced operations on May 28, 2015.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the Manager not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.

(5)	Annualized.

(6)	Not annualized.

(7)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

See accompanying notes to financial statements.

AlphaCentric Income Opportunities Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six months Ended	Period Ended
	September 30, 2016	March 31,
Class I	(Unaudited)	2016 (1)
Net asset value, beginning of period	$10.72	$10.00

Activity from investment operations:
Net investment income (2)	0.30	0.43
Net realized and unrealized gain on investments	0.53	0.67 (8)
Total from investment operations	0.83	1.10

Less distributions from:
Net investment income	(0.28)	(0.37)
Return of capital	—	(0.01)
Total distributions	(0.28)	(0.38)

Net asset value, end of period	$11.27	$10.72

Total return (3)(6)	7.89%	11.00%

Net assets, at end of period (000s)	$137,619	$73,073

Ratio of gross expenses to average net assets before expense reimbursement or recapture (4)(5)	1.96%	2.01%
Ratio of net expenses to average net assets after expense reimbursement or recapture (5)	1.49%	1.49%
Ratio of net investment income to average net assets (5)(7)	5.40%	4.85%
Portfolio Turnover Rate (6)	6%	6%

(1)	The AlphaCentric Income Opportunities Fund Class A, C and I shares commenced operations on May 28, 2015.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the Manager not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.

(5)	Annualized.

(6)	Not annualized.

(7)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

See accompanying notes to financial statements.

AlphaCentric/IMFC Managed Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six months Ended	Period Ended
	September 30, 2016	March 31,
Class A	(Unaudited)	2016 (1)
Net asset value, beginning of period	$11.96	$11.94

Activity from investment operations:
Net investment loss (2)	(0.12)	(0.07)
Net realized and unrealized gain (loss) on investments	(1.42)	0.09 (7)
Total from investment operations	(1.54)	0.02

Net asset value, end of period	$10.42	$11.96

Total return (3)(6)	(12.88)%	0.17%

Net assets, at end of period (000s)	$66	$25

Ratio of gross expenses to average net assets before expense reimbursement or recapture (4)(5)	2.53%	9.19%
Ratio of net expenses to average net assets after expense reimbursement or recapture (5)	2.24%	2.24%
Ratio of net investment income (loss) to average net assets (5)	(2.06)%	(1.91)%
Portfolio Turnover Rate (6)(8)	0%	0%

(1)	The AlphaCentric/IMFC Managed Futures Strategy Fund’s Class A, Class C and Class I shares commenced operations on December 18, 2015.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the Manager not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.

(5)	Annualized.

(6)	Not annualized.

(7)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(8)	All securities whose maturity or expiration date at the time of acquisition were one year or less are excluded from the portfolio turnover calculation.

See accompanying notes to financial statements.

AlphaCentric/IMFC Managed Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six months Ended	Period Ended
	September 30, 2016	March 31,
Class C	(Unaudited)	2016 (1)
Net asset value, beginning of period	$11.93	$11.94

Activity from investment operations:
Net investment loss (2)	(0.16)	(0.09)
Net realized and unrealized gain (loss) on investments	(1.41)	0.08 (7)
Total from investment operations	(1.57)	(0.01)

Net asset value, end of period	$10.36	$11.93

Total return (3)(6)	(13.16)%	(0.08)%

Net assets, at end of period (000s)	$16	$1

Ratio of gross expenses to average net assets before expense reimbursement or recapture (4)(5)	3.28%	9.94%
Ratio of net expenses to average net assets after expense reimbursement or recapture (5)	2.99%	2.99%
Ratio of net investment income (loss) to average net assets (5)	(2.82)%	(2.69)%
Portfolio Turnover Rate (6)(8)	0%	0%

(1)	The AlphaCentric/IMFC Managed Futures Strategy Fund’s Class A, Class C and Class I shares commenced operations on December 18, 2015.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the Manager not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.

(5)	Annualized.

(6)	Not annualized.

(7)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(8)	All securities whose maturity or expiration date at the time of acquisition were one year or less are excluded from the portfolio turnover calculation.

See accompanying notes to financial statements.

AlphaCentric/IMFC Managed Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six months Ended	Period Ended
	September 30, 2016	March 31,
Class I	(Unaudited)	2016 (1)
Net asset value, beginning of period	$11.97	$11.94

Activity from investment operations:
Net investment loss (2)	(0.10)	(0.06)
Net realized and unrealized gain (loss) on investments	(1.42)	0.09 (7)
Total from investment operations	(1.52)	0.03

Net asset value, end of period	$10.45	$11.97

Total return (3)(6)	(12.70)%	0.25%

Net assets, at end of period (000s)	$2,891	$3,073

Ratio of gross expenses to average net assets before expense reimbursement or recapture (4)(5)	4.28%	8.94%
Ratio of net expenses to average net assets after expense reimbursement or recapture (5)	1.99%	1.99%
Ratio of net investment income (loss) to average net assets (5)	(1.75)%	(1.71)%
Portfolio Turnover Rate (6)(8)	0%	0%

(1)	The AlphaCentric/IMFC Managed Futures Strategy Fund’s Class A, Class C and Class I shares commenced operations on December 18, 2015.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the Manager not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.

(5)	Annualized.

(6)	Not annualized.

(7)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the

(8)	All securities whose maturity or expiration date at the time of acquisition were one year or less are excluded from the portfolio turnover calculation.

See accompanying notes to financial statements.

AlphaCentric Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
September 30, 2016

(1)	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Fund Series Trust (the “Trust”), was organized as an Ohio business trust on February 27, 2006. The Trust is registered as an open-end investment management company under the Investment Company Act of 1940, as amended, (“1940 Act”). The Trust currently consists of thirty nine series. These financial statements include the following series: AlphaCentric Asset Rotation Fund, AlphaCentric Bond Rotation Fund, AlphaCentric Income Opportunities Fund, and AlphaCentric/IMFC Managed Futures Strategy Fund (each a “Fund” or collectively the “Funds”). The Funds are registered as non-diversified series of the Trust. The Funds’ investment manager is AlphaCentric Advisors, LLC (the “Manager” or “AlphaCentric”).

AlphaCentric Asset Rotation Fund (AARF), commenced operations on July 31, 2014. The Fund’s investment objective is to achieve long-term capital appreciation with lower overall risk than the equity market. The Fund’s sub-advisor is Keystone Wealth Advisors, LLC.

AlphaCentric Bond Rotation Fund (ABRF), commenced operations on May 28, 2015. The Fund’s investment objective is to achieve long-term capital appreciation and total return through various economic or interest rate environments. The Fund’s sub-advisor is Keystone Wealth Advisors, LLC.

AlphaCentric Income Opportunities Fund (AIOF), commenced operations on May 28, 2015. The Fund’s investment objective is current income. The Fund’s sub-advisor is Garrison Point Capital, LLC.

AlphaCentric/IMFC Managed Futures Strategy Fund (AIMFC), commenced operations as a series of Mutual Fund Series Trust on December 18, 2015. The Predecessor Fund of AlphaCentric/IMFC Managed Futures Strategy Fund Class I commenced operations on March 10, 2014 as a private investment fund. The Fund’s investment objective is to achieve capital appreciation. The Fund’s sub-advisor is Integrated Managed Futures Corp.

As part of the Fund conversion on December 18, 2015, the AlphaCentric/IMFC Managed Futures Strategy Fund received an in-kind contribution from Attain IMFC Macro Fund, LLC, which consisted of $2,803,136 of cash. As a result of the in-kind contribution, the AlphaCentric/IMFC Managed Futures Strategy Fund issued 234,769 Class I Shares at a $11.94/share net asset value.

The in-kind contributions were treated as tax-free transactions for federal income tax purposes.

The Funds offer three classes of shares, Class A, Class C and Class I. Each share class represents an interest in the same assets of the Funds, has the same rights and is identical in all material respects except that (i) each class of shares may bear different distribution fees; (ii) each class of shares may be subject to different (or no) sales charges; (iii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iv) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

a) Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed- end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change. Short- term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided each such valuation represent fair value.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

AlphaCentric Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2016

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2016 for the Funds’ assets and liabilities measured at fair value:

AlphaCentric Asset Rotation Fund

Assets

		Level 2
	Level 1	(Other Significant
Security Classifications (a) +	(Quoted Prices)	Observable Inputs)	Level 3	Totals
Exchange Traded Funds (b)	$24,394,588	$—	$—	$24,394,588
Short-Term Investment	546,830	—	—	546,830
Total	$24,941,418	$—	$—	$24,941,418

AlphaCentric Bond Rotation Fund

Assets

		Level 2
	Level 1	(Other Significant
Security Classifications (a) +	(Quoted Prices)	Observable Inputs)	Level 3	Totals
Exchange Traded Funds (b)	$8,461,641	$—	$—	$8,461,641
Short-Term Investment	199,765	—	—	199,765
Total	$8,661,406	$—	$—	$8,661,406

AlphaCentric Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2016

AlphaCentric Income Opportunities Fund

Assets

		Level 2
	Level 1	(Other Significant
Security Classifications +	(Quoted Prices)	Observable Inputs)	Level 3	Totals
Asset Backed Securities	$—	$144,514,166	$—	$144,514,166
Commercial Mortgage Backed Securities	—	36,150,933	—	36,150,933
Private Placements	—	—	3,970,250	3,970,250
Short-Term Investment	6,655,302	—	—	6,655,302
Total	$6,655,302	$180,665,099	$3,970,250	$191,290,651

AlphaCentric/IMFC Managed Futures Strategy Fund

Assets

		Level 2
	Level 1	(Other Significant
Security Classifications (a) +	(Quoted Prices)	Observable Inputs)	Level 3	Totals
Purchased Call Options	$10,000	$—	$—	$10,000
Short-Term Investments	2,469,537	—	—	2,469,537
Open Futures Contracts *	13,210	—	—	13,210
Total	$2,492,747	$—	$—	$2,492,747

There were no transfers into and out of Level 1 and 2 during the current period presented for the Funds. It is the Funds’ policy to recognize transfers into and out of Level 1 and 2 at the end of the reporting period.

(a)	During the six months ended September 30, 2016, the Funds held no securities that were considered to be “Level 2” or “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(b)	All exchange traded funds held in the Fund are Level 1 securities. For a detailed break-out of exchange traded funds (ETFs) by major index classification, please refer to the Portfolios of Investments.

+	See Portfolio of Investments for industry classification.

*	Derivative instruments include cumulative net unrealized gain or loss on futures contracts open as of September 30, 2016.

The following table summarizes the valuation techniques and significant unobservable inputs used for the AIOF’s investments that are categorized within Level 3 of the fair value hierarchy as of September 30, 2016:

Private Placements
Beginning Balance	$4,131,083
Total realized gain (loss)	—
Appreciation (Depreciation)	167
Cost of Purchases	—
Proceeds from Sales	—
Proceeds from Principal	(161,000)
Accrued Interest	—
Net transfers in/out of level 3	—
Ending Balance	$3,970,250

AlphaCentric Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2016

Significant unobservable valuation inputs for Level 3 investments as of September 30, 2016, are as follows:

	Fair Value at	Valuation		Range of Inputs
Assets (at fair value)	September 30, 2016	Technique	Unobservable Inputs	(Weighted Average)

AMUR Finance Company, Inc. 18% due 7/31/2018	$1,900,120	Index Approach	Acquisition Value	$100
			2 Year Treasury Note	5% Daily Change

AMUR Finance Company, Inc. 12% due 8/31/2020	$2,070,130	Index Approach	Acquisition Value	$100
			2 Year Treasury Note	5% Daily Change

Accounting for Options and Futures – The Funds are subject to equity price risks in the normal course of pursuing their investment objective and may purchase or sell options to help hedge against risk. When the Funds write a call or put option, an amount equal to the premium received is included in the Statements of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Funds enter into a closing purchase transaction, a gain or loss is realized. If a written put option is exercised, the purchase cost of the underlying security is reduced by the premium originally received. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the purchase cost of the underlying security is reduced by the premium originally received. As writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retain the market risk of an unfavorable change in the price of the security underlying the written option.

Certain Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Funds’ portfolio. If such a decline occurs, the put options will permit the Funds to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Funds upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Funds. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Funds, the benefits realized by the Funds as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default. Initial margin deposits required upon entering into options contracts are satisfied by the deposits of cash as collateral for the account of the broker (the Fund’s agent in acquiring the options). For the six months ended September 30, 2016, AIMFC invested in options.

Futures Contracts – Each Fund may purchase and sell futures contracts. A Fund may use futures contracts to gain exposure to, or hedge against changes in the value of equities, interest rates or foreign currencies. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts. For the six months ended September 30, 2016, AIMFC invested in futures contracts.

Credit Facility – AIOF has entered into a revolving line of credit agreement with Huntington National Bank for investment purposes subject to the limitations of the 1940 Act for borrowings. The maximum amount of borrowing allowed under the agreement is the lesser of $10,000,000 or 10% of the Fund’s daily market value. Borrowings under this agreement bear interest on the outstanding principal at a rate equal to the Interest Rate of 1.50% or equal to the London Interbank Offered Rate (LIBO Rate) plus 150 basis points. In the event of Default, all loans will bear interest at a rate equal to 3.00% in excess of the interest rate specified, per annum, on the principal balance outstanding. During the year ended September 30, 2016, the Fund incurred $50,066 of interest expense related to the borrowings. Average borrowings and the average interest rate during the six months ended September 30, 2016 was $4,547,619 and 1.94%, respectively. As of September 30, 2016, the Fund had $0 outstanding borrowings.

AlphaCentric Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2016

Offsetting of Financial Assets and Derivatives

The following table presents AIMFC derivatives available for offset under a master netting arrangement net of collateral pledged as of September 30, 2016.

Assets:				Gross Amounts Not Offset in the Statement of Assets & Liabilities
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts of Assets Presented in the Statement of Assets & Liabilities	Financial Instruments	Cash Collateral Received		Net Amount
AlphaCentric/IMFC Managed Futures Strategy Fund
Future Contracts	$83,452	$(70,242)	$13,210	$—	$13,210		$—
Total	$83,452	$(70,242)	$13,210	$—	$13,210		$—

Liabilities:				Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts of Assets Presented in the Statement of Assets & Liabilities	Financial Instruments	Cash Collateral Pledged		Net Amount
AlphaCentric/IMFC Managed Futures Strategy Fund
Future Contracts	$83,452	$(83,452)	$—	$—	$—	(1)	$—
Total	$83,452	$(83,452)	$—	$—	$—		$—

(1)	Any over-collateralization of total financial instruments is not shown.

b) Federal Income Tax – The Funds have qualified and intend to continue to qualify as regulated investment companies and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of their taxable income to their shareholders. Therefore, no Federal income or excise tax provisions are required.

During the six months ended September 30, 2016, the Funds did not have a liability for any unrecognized tax expense. The Funds recognize interest and penalties, if any, related to unrecognized tax expense as income tax expense in the Statements of Operations. As of September 30, 2016, the Funds did not incur any interest or penalties. As required, management has analyzed the Funds’ tax positions taken or to be taken on Federal income tax returns for the open tax years of 2015 - 2017 and has concluded that no provision for income tax is required in these financial statements. The tax filings are open for examination by applicable taxing authorities, including the Internal Revenue Service. No examination of the Funds’ filings is presently in progress.

c) Distribution to Shareholders – Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from GAAP, are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid at least annually for AARF and AIMFC. ABRF and AIOF intend to make monthly dividend distributions from net investment income. Distributable net realized gains, if any, are declared and distributed annually.

d) Multiple Class Allocations – Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on relative net assets. Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust. Distribution fees are charged to each respective share class in accordance with the distribution plan.

e) Other – Investment and shareholder transactions are recorded on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

f) Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

AlphaCentric Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2016

g) Commitments and Contingencies – In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

i) Sales charges (loads) – A maximum sales charge of 5.75% is imposed on Class A shares of the AARF and AIMFC Fund. A maximum sales charge of 4.75% is imposed on Class A shares of the ABRF and AIOF Fund. Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charge (“CDSC”) on shares redeemed within 18 months of purchase (excluding shares purchased with reinvested dividends and/or distributions). For the six months ended September 30, 2016 there were no CDSC Fees paid.

Consolidation of Subsidiary – ACIMFSMFSF Fund Limited (ACIMF-CFC) – The Consolidated Financial Statements of AIMFC include the accounts of ACIMF-CFC, which is a wholly-owned and controlled foreign subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.

The Fund may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”), which acts as an investment vehicle in order to effect certain investments consistent with the AIMFC’s investment objectives and policies. The subsidiary commenced operations on December 18, 2015 and is an exempted Cayman Islands company with limited liability.

A summary of the AIMFC’s investments in the ACIMF-CFC is as follows:

	Inception Date of ACIMFC-CFC	ACIMFC-CFC Total Assets at September 30, 2016	% of Total Assets at September 30, 2016
ACIMFC-CFC	12/18/2015	$ 347,778	11.66%

The CFC utilizes commodity-based derivative products to facilitate AIMFC’s pursuit of its investment objective. In accordance with its investment objective and through its exposure to the aforementioned commodity-based derivative products, AIMFC may have increased or decreased exposure to one or more of the following risk factors defined below:

Commodity Risk: Investing in the commodities markets may subject the Fund to greater volatility than investments in traditional securities. Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

Fixed Income Risk: When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). If the U.S. Federal Reserve’s Federal Open Market Committee (“FOMC”) raises the federal funds interest rate target, interest rates across the U.S. financial system may rise. However, the magnitude of rate changes across maturities and borrower sectors is uncertain. Rising rates may decrease liquidity and increase volatility, which may make portfolio management more difficult and costly to the Fund and its shareholders. Additionally, default risk increases if issuers must borrow at higher rates. These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Foreign Currency Risk: Currency trading risks include market risk, credit risk and country risk. Market risk results from adverse changes in exchange rates in the currencies the Funds are long or short. Credit risk results because a currency-trade counterparty may default. Country risk arises because a government may interfere with transactions in its currency.

Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

Foreign Exchanges Risk: A portion of the derivatives trades made by the Fund may take place on foreign markets. Neither existing CFTC regulations nor regulations of any other U.S. governmental agency apply to transactions on foreign markets. Some of these foreign markets, in contrast to U.S. exchanges, are so-called principals’ markets in which performance is the responsibility only of the individual counterparty with whom the trader has entered into a commodity interest transaction and not of the exchange or clearing corporation. In these kinds of markets, there is risk of bankruptcy or other failure or refusal to perform by the counterparty.

AlphaCentric Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2016

Futures Contract Risk: The successful use of futures contracts draws upon the Manager’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Manager’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

Derivatives Risk: The Fund may use derivatives (including options, futures and options on futures) to enhance returns or hedge against market declines. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships.

Please refer to each Funds’ prospectus for a full listing of risks associated with the investments.

Impact of Derivatives on the Consolidated Statement of Assets and Liabilities:

The following is a summary of the location of derivative investments on AIMFC’s Consolidated Statement of Assets and Liabilities for the six months ended September 30, 2016:

Contract Type/	Asset Derivatives		Liability Derivatives

Primary Risk Exposure	Consolidated Statement of Assets and Liabilities Location	Fair Value	Consolidated Statement of Assets and Liabilities Location	Fair Value
Equity Contracts:
Futures Contracts	Net Unrealized Depreciation from open futures contracts	$16,125	Net Unrealized Depreciation from open futures contracts	$(3,442)

Purchased Options	Investment securities at value	10,000	Investment securities at value	—
Commodity contracts:
Futures Contracts	Net Unrealized Depreciation from open futures contracts	51,017	Net Unrealized Depreciation from open futures contracts	(35,775)

Purchased Options	Investment securities at value	—	Investment securities at value	—
Interest rate contracts:
Futures Contracts	Net Unrealized Depreciation from open futures contracts	4,325	Net Unrealized Depreciation from open futures contracts	(26,928)

Purchased Options	Investment securities at value	—	Investment securities at value	—
Foreign currency:
Futures Contracts	Net Unrealized Depreciation from foreign currency translations	11,985	Net Unrealized Depreciation from foreign currency translations	(4,097)

Purchased Options
	Investment securities at value	—	Investment securities at value	—
	Total Futures	$83,452	Total Futures	$(70,242)

	Total Options	$10,000	Total Options	$—

AlphaCentric Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2016

Impact of Derivatives on the Consolidated Statement of Operations:

The following is a summary of the location of derivative investments on AIMFC’s Consolidated Statement of Operations for the six months ended September 30, 2016:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity/Currency/Commodity/Interest Rate Contracts	Net realized gain (loss) from investments, option contracts and foreign currency translations
Net change in unrealized appreciation/depreciation from investments, options contracts, and foreign currency translations

The following is a summary of AIMFC’s realized gain (loss) on derivative investments recognized in the Consolidated Statement of Operations categorized by primary risk exposure serve as indicators of the volume of derivative activity for the Fund for the six months ended September 30, 2016:

Net Change in Unrealized gain/(loss) on derivatives recognized in the Consolidated Statement of Operations
					Total for the
					Six Months Ended
Derivative Investment Type	Commodity	Currency	Equity	Interest Rate	September 30, 2016
Futures Contracts	$11,397	$6,844	$(13,443)	$9,845	$14,643
Options Contracts Purchased	41,427	2,850	—	2,916	47,193
	$52,824	$9,694	$(13,443)	$12,761	$61,836

Realized gain/(loss) on derivatives recognized in the Consolidated Statement of Operations
					Total for the
					Six Months Ended
Derivative Investment Type	Commodity	Currency	Equity	Interest Rate	September 30, 2016
Futures Contracts	$(205,024)	$(68,512)	$(101,193)	$12,088	$(362,641)
Purchased Options	(57,755)	(5,494)	(16,261)	(13,029)	(92,539)
	$(262,779)	$(74,006)	$(117,454)	$(941)	$(455,180)

(2)	INVESTMENT TRANSACTIONS

For the six months ended September 30, 2016, aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term investments) for the Funds were as follows:

	Purchases	Sales
AlphaCentric Asset Rotation Fund	$111,424,273	$118,924,425
AlphaCentric Bond Rotation Fund	$26,216,965	$27,625,838
AlphaCentric Income Opportunities Fund	$88,684,695	$8,084,049
AlphaCentric/IMFC Managed Futures Strategy Fund	$33,146	$8,075

(3)	MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

AlphaCentric acts as investment manager to the Funds pursuant to the terms of the Management Agreement with the Trust. Under the terms of the Management Agreement, the Manager manages the investment operations of the Funds in accordance with the Funds’ investment policies and restrictions. The Manager provides the Funds with investment advice and supervision and furnishes an investment program for the Funds. For its investment management services, the Funds pays to the Manager, as of the last day of each month, an annualized fee equal to 1.25% of average net assets of the AARF and ABRF, 1.50% of the AIOF and 1.75% of the AIMFC, respectively, such fees to be

AlphaCentric Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2016

computed daily based upon daily average net assets of the respective Fund. The Manager pays expenses incurred by it in connection with acting as investment manager to the Funds other than costs (including taxes and brokerage commissions, borrowing costs, costs of investing in underlying funds and extraordinary expenses, if any) of securities purchased for the Funds and certain other expenses paid by the Funds (as detailed in the Management Agreement). The Manager pays for all employees, office space and facilities required by it to provide services under the Management Agreement, with the exception of specific items of expense (as detailed in the Management Agreement). For the six months ended September 30, 2016, management fees of $175,927, $57,870, $955,704 and $27,462, were incurred by AARF, ABRF, AIOF and AIMFC, respectively, before the waiver and reimbursement described below.

The Manager and the Trust have entered into an Expense Limitation Agreement under which the Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds; 12b-1 distribution fees and extraordinary expenses) at 1.24% of average daily net assets for the AARF and ABRF through July 31, 2017, 1.49% of average daily net assets for AIOF through July 31, 2017, and 1.99% of average daily net assets for AIMFC through July 31, 2017. Each waiver or reimbursement by the Manager is subject to repayment by the Funds within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Funds are able to make the repayment without exceeding the expense limitation in effect at that time and the repayment is approved by the Board of Trustees. For the six months ended September 30, 2016, management fees waived by AARF, ABRF, AIOF and AIMFC, were $98,743, $53,185, $249,805, and $35,487, respectively.

For the six months ended September 30, 2016, the Manager has waived/reimbursed expenses of the Funds that may be recovered no later than March 31 for the years indicated below:

	2018	2019
AlphaCentric Asset Rotation Fund	$135,276	$319,916
AlphaCentric Bond Rotation Fund	—	$96,055
AlphaCentric Income Opportunities Fund	—	$189,836
AlphaCentric/IMFC Managed Futures Strategy Fund	—	$57,886

The Trust has entered into a Management Services Agreement with MFund Services, LLC (“MFund”). Pursuant to the Management Services Agreement, MFund provides sponsorship, management and supervisory services. For MFund’s services to the Funds, the Funds pay MFund a base fee of $5,000 annually, an annualized asset based fee of 0.10% of average daily net assets up to $50 million, with lower fees at higher asset levels, plus reimbursement of out of pocket expenses. For the six months ended September 30, 2016, AARF, ABRF, AIOF and AIMFC incurred $16,581, $7,137, $66,221, and $4,076 for such fees, respectively.

A Trustee and Officer of the Trust is also the controlling member of MFund and Catalyst Capital Advisors, LLC (an investment manager to other series of the Trust), and is not paid any fees directly by the Trust for serving in such capacities.

Gemini Fund Services, LLC (“GFS”) provides administrative, fund accounting, and transfer agency services to the Funds pursuant to agreements with the Trust, for which it receives from each Fund: (i) basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses.

Certain Officers of the Trust are also employees of GFS, and are not paid any fees directly by the Trust for serving in such capacity.

Pursuant to the Services Agreements, MFund provides chief compliance officer services to the Fund. For these services, the Funds pay MFund an annual base fee plus an annual asset-based fee based upon net assets. In addition, the Funds reimburse MFund for any reasonable out- of- pocket expenses incurred in the performance of its duties under the Services Agreement.

The Independent Trustees are paid a quarterly retainer of $500 per fund in the Trust. Prior to July 2, 2015, Independent Trustees were paid a quarterly retainer of $350 per fund in the Trust. The Independent Trustees also receive, at the discretion of the Chairman, $500 per Valuation Committee meeting attended, $500 per special telephonic board meeting attended and $2,000 per special in-person meeting attended. The fees paid to the Independent Trustees for their attendance at a meeting are shared equally by the Funds of the Trust and Variable Insurance Trust to which the meeting relates. The Lead Independent Trustee of the Trust receives an additional fee of $150 per Fund in the Trust per quarter. The Chairman of the Trust’s Audit Committee receives an additional fee of $400 per Fund in the Trust per year. The fees paid to the Trustees are paid in Fund shares.

The Trust has adopted a Distribution Plan pursuant to rule 12b-1 under the 1940 Act for each class of shares, that allows the Funds to pay distribution and shareholder servicing expenses of up to 0.50% per annum for the Class A shares and up to 1.00% for the Class C shares based on average daily net assets of each class. Class A shares are currently paying 0.25% per annum of 12b-1 fees and Class C shares are currently paying 1.00% per annum of 12b-1 fees. The fee may be used for a variety of purposes, including compensating dealers and other financial service organizations for eligible services provided by those parties to the Funds and their shareholders and to reimburse Northern

AlphaCentric Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2016

Lights Distributors, LLC. (the “Distributor”) and Manager for distribution related expenses. Brokers may receive a 1.00% commission from the Distributor for the sale of Class C shares.

For the six months ended September 30, 2016, AARF received $1,560, ABRF received $2,395, AIOF received $113,586 and the AIMFC received $0, in underwriter commissions from the sale of shares of the Fund.

(4)	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of the control of the Fund, under section 2(a)(9) of the 1940 Act. As of September 30, 2016, Integrated Asset Management Corporation held 65.5% of the voting securities of the AIMFC Fund. The Trust has no knowledge as to whether all or any portion of the shares owned of record by Integrated Asset Management Corporation are also owned beneficially.

(5)	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS TO CAPITAL

The tax character of fund distributions paid for the periods ended March 31, 2016 and March 31, 2015 was as follows:

	For the period ended March 31, 2016				For the period ended March 31, 2015
	Ordinary	Long-Term	Return of		Ordinary	Long-Term	Return of
Fund	Income	Capital Gains	Capital	Total	Income	Capital Gains	Capital	Total
AlphaCentric Asset Rotation Fund	$1,476,370	$—	$—	$1,476,370	$212,360	$—	$—	$212,360
AlphaCentric Bond Rotation Fund	150,263	—	—	150,263	—	—	—	—
AlphaCentric Income Opportunities Fund	1,902,616	—	40,649	1,943,265	—	—	—	—
AlphaCentric/ IMFC Managed Futures Strategy Fund	—	—	—	—	—	—	—	—

As of March 31, 2016, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Capital Loss	Other	Post October Loss	Unrealized	Total
	Ordinary	Long-Term	Carry	Book/Tax	and	Appreciation/	Accumulated
Fund	Income	Capital Gains	Forwards	Differences	Late Year Loss	(Depreciation)	Earnings/(Deficits)
AlphaCentric Asset Rotation Fund	$629,539	$—	$(5,888,313)	$—	$(2,981,466)	$757,473	$(7,482,767)
AlphaCentric Bond Rotation Fund	—	—	(378,327)	—	(182,132)	167,334	(393,125)
AlphaCentric Income Opportunities Fund	—	—	(57,519)	—	(163,646)	(26,569)	(247,734)
AlphaCentric/ IMFC Managed Futures Strategy Fund	28,143	49,991	—	—	(26,845)	(7,279)	44,010

The difference between book basis and tax basis unrealized depreciation, and accumulated net realized gain/(loss) from investments is primarily attributable to mark-to-market on Section 1256 contacts.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses as follows:

Late Year
Fund	Losses
AlphaCentric Asset Rotation Fund	$—
AlphaCentric Bond Rotation Fund	—
AlphaCentric Income Opportunities Fund	—
AlphaCentric/ IMFC Managed Futures Strategy Fund	26,845

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such capital losses as follows:

Post October
Fund	Losses
AlphaCentric Asset Rotation Fund	$2,981,466
AlphaCentric Bond Rotation Fund	182,132
AlphaCentric Income Opportunities Fund	163,646
AlphaCentric/ IMFC Managed Futures Strategy Fund	—

AlphaCentric Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2016

At March 31, 2016, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Fund	Short-Term	Long-Term	Total	Expiration
AlphaCentric Asset Rotation Fund	$5,888,313	$—	$5,888,313	Non-expiring
AlphaCentric Bond Rotation Fund	378,327	—	378,327	Non-expiring
AlphaCentric Income Opportunities Fund	57,519	—	57,519	Non-expiring
AlphaCentric/ IMFC Managed Futures Strategy Fund	—	—	—

Permanent book and tax differences, primarily attributable to the book/ tax basis treatment of foreign currency gains/ (losses), reclass of ordinary income distributions and paydowns, and the reclass for the AlphaCentric/IMFC Managed Futures Strategy Fund’s holding in ACIMF-CFC, resulted in reclassifications for the Funds for the period ended March 31, 2016 as follows:

	Paid	Undistributed	Undistributed	Unrealized
	In	Ordinary	Long-Term	Appreciation
Fund	Capital	Income (Loss)	Gains (Loss)	(Depreciation)
AlphaCentric Asset Rotation Fund	$—	$(149)	$149	$—
AlphaCentric Bond Rotation Fund	(823)	823	—	—
AlphaCentric Income Opportunities Fund	—	223,308	(223,308)	—
AlphaCentric/ IMFC Managed Futures Strategy	(45,299)	(12,619)	22,297	35,621

(6)	UNDERLYING FUND RISK

Each underlying fund, including each Exchange Traded Fund (“ETF”), is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Funds will indirectly bear fees and expenses charged by the underlying investment companies in which the Funds invest in addition to the Funds’ direct fees and expenses.

The performance of AARF may be directly affected by the performance of the Vanguard FTSE Emerging Markets ETF. The financial statements of the Vanguard FTSE Emerging Markets ETF, including the portfolio of investments, can be found at Vanguard’s website www.vanguard.com or the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of September 30, 2016, the percentage of net assets invested in the Vanguard FTSE Emerging Markets ETF was 98.1% for AARF.

The performance of ABRF may be directly affected by the performance of the iShares 20+ Year Treasury Bond ETF, PowerShares Emerging Markets Sovereign Debt ETF and SPDR Barclays High Yield Bond ETF. The financial statements of the iShares 20+ Year Treasury Bond ETF, PowerShares Emerging Markets Sovereign Debt ETF and SPDR Barclays High Yield Bond ETF, including the portfolio of investments, can be found at iShare’s, PowerShare’s and SPDR’s website www.ishares.com, www.invesco.com, www.spdrs.com, or the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of September 30, 2016, the percentage of net assets invested in the iShares 20+ Year Treasury Bond ETF, PowerShares Emerging Markets Sovereign Debt ETF and SPDR Barclays High Yield Bond ETF was 33.2%, 32.9% and 31.9%, respectfully, for ABRF.

The performance of AIMFC may be directly affected by the performance of the Fidelity Institutional Money Market Government Portfolio – Institutional Class. The financial statements of the Fidelity Institutional Money Market Government Portfolio - Institutional Class, including the portfolio of investments, can be found at Fidelity’s website www.fidelity.com or the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of September 30, 2016, the percentage of net assets invested in the Fidelity Institutional Money Market Government Portfolio - Institutional Class was 44.1% for AIMFC.

AlphaCentric Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2016

(7)	INVESTMENTS IN AFFILIATED COMPANIES

Affiliated companies are mutual funds which are advised by AlphaCentric. Companies which are affiliates of the Funds’ at September 30, 2016, are noted in the AIMFC’s Portfolios of Investments. Transactions during the six months ended June 30, 2016, with companies which are affiliates are as follows:

AlphaCentric/IMFC Managed Futures Strategy Fund	Value - Beginning of Year	Purchases	Sales Proceeds	Realized Gain/(Loss)	Unrealized Gain/(Loss)	Dividend Income	LTCG Distributions	Value - End of Year
TCG Cash Reserve Money Market Fund	$—	$100,000	$—	$—	$—	$252	$—	$100,252
TCG Daily Liquidity Government Money Market Fund	—	$100,000	—	—	—	253	—	100,253
TCG Liquid Assets Government Money Market Fund	—	$100,000	—	—	—	253	—	100,253
TCG Liquidity Plus Government Money Market Fund	—	$100,000	—	—	—	253	—	100,253
TCG Ultra Money Market Fund	—	$100,000	—	—	—	255	—	100,255
TCG US Government Advantage Money Market Fund	—	$100,000	—	—	—	251	—	100,251
TCG US Government Max Money Market Fund	—	$100,000	—	—	—	252	—	100,252
TCG US Government Premier Money Market Fund	—	$100,000	—	—	—	252	—	100,252
TCG US Government Primary Liquidity Money Market Fund	—	$100,000	—	—	—	252	—	100,252
TCG US Government Select Money Market Fund	—	$100,000	—	—	—	253	—	100,253
	$—	$1,000,000	$—	$—	$—	$2,526	$—	$1,002,526

(8)	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

AlphaCentric Funds
EXPENSE EXAMPLES (Unaudited)
September 30, 2016

As a shareholder of the AlphaCentric Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2016 through September 30, 2016.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the AlphaCentric Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not either Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
			Actual		(5% return before expenses)
	Fund’s	Beginning		Expenses
	Annualized	Account	Ending	Paid	Ending	Expenses
	Expense	Value	Account Value	During	Account Value	Paid During
	Ratio	4/1/16	9/30/16	Period	9/30/16	Period

AlphaCentric Asset Rotation Fund – Class A *	1.49%	$1,000.00	$976.60	$7.38	$1,017.60	$7.54
AlphaCentric Asset Rotation Fund – Class C *	2.24%	$1,000.00	$971.90	$11.07	$1.013.84	$11.31
AlphaCentric Asset Rotation Fund – Class I *	1.24%	$1,000.00	$976.60	$6.14	$1,018.85	$6.28

AlphaCentric Bond Rotation Fund – Class A *	1.49%	$1,000.00	$997.80	$7.46	$1,017.60	$7.54
AlphaCentric Bond Rotation Fund – Class C *	2.24%	$1,000.00	$994.30	$11.20	$1,013.84	$11.31
AlphaCentric Bond Rotation Fund – Class I *	1.24%	$1,000.00	$998.00	$6.21	$1,018.85	$6.28

AlphaCentric Income Opportunities Fund – Class A *	1.74%	$1,000.00	$1,076.70	$6.63	$1,016.34	$6.43
AlphaCentric Income Opportunities Fund – Class C *	2.49%	$1,000.00	$1,072.70	$8.83	$1,012.58	$8.57
AlphaCentric Income Opportunities Fund – Class I *	1.49%	$1,000.00	$1,078.90	$10.37	$1,017.60	$10.07

AlphaCentric/IMFC Managed Futures Strategy Fund – Class A *	2.24%	$1,000.00	$871.20	$10.51	$1,013.84	$11.31
AlphaCentric/IMFC Managed Futures Strategy Fund – Class C *	2.99%	$1,000.00	$868.40	$14.00	$1,010.08	$15.07
AlphaCentric/IMFC Managed Futures Strategy Fund – Class I *	1.99%	$1,000.00	$873.00	$9.34	$1,015.09	$10.05

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (365).

“Hypothetical” expense information is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but is multiplied by 183/365 (to reflect the full half-year period).

AlphaCentric Funds
Additional Information (Unaudited)
September 30, 2016

Consideration and Renewal of Management Agreement Between AlphaCentric Advisors LLC and Mutual Fund Series Trust with respect to the AlphaCentric Asset Rotation Fund

In connection with a regular meeting held on May 4 and 23, 2016, the Board of Trustees (the “Board” or the “Trustees”) of Mutual Fund Series Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, (each an “Independent Trustee,” and collectively the “Independent Trustees”) discussed the renewal of a management agreement between the Trust and AlphaCentric Advisors LLC (“AlphaCentric”), with respect to the AlphaCentric Asset Rotation Fund (the “Fund” or “Asset Rotation Fund”) (the “Management Agreement”).

The Trustees were assisted by legal counsel throughout the review process. The Trustees relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Management Agreement and the weight to be given to each factor considered. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the renewal of the Management Agreement. In connection with their deliberations regarding renewal of the Management Agreement, the Trustees reviewed materials prepared by AlphaCentric (the “AlphaCentric 15(c) Response”).

Nature, Extent, and Quality of Services

The Trustees reviewed the AlphaCentric 15(c) Response, which provided an overview of the services to be provided by AlphaCentric, as well as information on the firm’s personnel and its compliance and litigation record. The Trust’s Chief Compliance Officer informed the Trustees that AlphaCentric had not reported any material compliance issues, administrative actions, or litigation over the past year. After further discussion, the Trustees concluded that it is reasonable to expect that AlphaCentric will continue to provide a level of service consistent with the Board’s expectations.

Performance

The Board reviewed the Fund’s performance for the one year and since inception periods, and compared the Fund’s performance to the S&P 500 Total Return Index, a peer group selected by AlphaCentric, and the Morningstar Tactical Allocation Category. The Trustees noted that the Fund underperformed the index but outperformed the peer group and Morningstar Category for the one year reporting period and since inception. The Trustees further considered that the Fund’s strategy is not designed to generate strong returns under the market conditions experienced over the past year and both the advisor and sub-advisor anticipate stronger returns over a full market cycle. After further discussion, the Trustees concluded that the Fund’s performance was reasonable.

AlphaCentric Funds
Additional Information (Unaudited)(Continued)
September 30, 2016

Fees and Expenses

The Trustees noted the advisor charges an advisory fee of 1.25%. The Trustees further noted the advisory fee is higher than average for funds within the peer group and Morningstar Category but within the high/low range of both. The Trustees further noted that the net expense ratio of the Fund is equal to the average of the funds within Morningstar Category and higher than the average of the funds within the peer group but within the high/low range thereof. After further discussion, the Trustees concluded that the advisory fee was not unreasonable.

The Trustees then discussed the allocation of fees between AlphaCentric and the sub-advisor relative to their respective duties and other factors, and agreed, based on AlphaCentric’s continued belief that the sub-advisor is meeting its expectations, that the allocation of fees between AlphaCentric and the sub-advisor was appropriate.

Profitability

The Trustees considered the advisor’s profitability in connection with its relationship with the Fund. They further noted that the advisor reported modest profits in terms of both the percentage of the advisory fees retained as profit after waiver and reimbursement and the actual dollar figure reflected in that percentage from its services to the Fund. The Trustees concluded, after further discussion of the profitability analysis, that excessive profitability from the advisor’s relationship with the Fund is not an issue at this time.

Economies of Scale

The Trustees considered whether economies of scale were being realized with respect to the management of the Fund. They noted that the advisor has indicated that, at this time, it does not believe breakpoints are appropriate, especially given the impact of the expense cap on the advisor. The Independent Trustees indicated their intention to continue to review the matter as assets increase.

Conclusion

Having requested and received such information from AlphaCentric as the Trustees believed to be reasonably necessary to evaluate the terms of the Management Agreement, and as assisted by the advice of Counsel, the Trustees concluded that renewal of the Management Agreement was in the best interests of the Asset Rotation Fund and its shareholders.

AlphaCentric Funds
Additional Information (Unaudited)(Continued)
September 30, 2016

Consideration and Renewal of Sub-Advisory Agreement between AlphaCentric Advisors LLC and Keystone Wealth Advisors, LLC with respect to the AlphaCentric Asset Rotation Fund

In connection with a meeting held on May 4 and 23, 2016 the Board of Trustees (the “Board” or the “Trustees”) of Mutual Fund Series Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, (each an “Independent Trustee,” and collectively the “Independent Trustees”) discussed the renewal of a sub-advisory agreement between AlphaCentric Advisors LLC (“AlphaCentric”) and Keystone Wealth Advisors, LLC (“Keystone”), with respect to the AlphaCentric Asset Rotation Fund (the “Fund” or “Asset Rotation Fund”) (the “Sub-Advisory Agreement”).

The Trustees were assisted by legal counsel throughout the review process. The Trustees relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement and the weight to be given to each factor considered. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the renewal of the Sub-Advisory Agreement. In connection with their deliberations regarding renewal of the Sub-Advisory Agreement, the Trustees reviewed materials prepared by Keystone (the “Keystone 15(c) Response”).

Nature, Extent, and Quality of Services

The Trustees reviewed the Keystone 15(c) Response, which provided an overview of the services provided by Keystone, as well as information on the firm’s personnel and the compliance and litigation record. The Trustees discussed the nature of Keystone’s operations, the quality of its compliance infrastructure and the experience of its fund management personnel. The Trustees noted favorably the continuity in key personnel since the sub-advisory agreement was last considered. The Trustees next considered that Keystone is responsible for day-to-day investment activities of the Fund, as well as for monitoring the Fund’s compliance both with legal standards and trading within the Fund’s investment strategy. The Trustees concluded that the sub-advisor has provided a level of service consistent with the advisor’s and the Board’s expectations.

Performance

The Board reviewed the Fund’s performance for the one year and since inception periods supplied by the advisor, and compared the Fund’s performance to the S&P 500 Total Return Index, a peer group selected by AlphaCentric, and the Morningstar Tactical Allocation Category. The Trustees noted that the Fund underperformed the index but outperformed the peer group and Morningstar Category for the one year reporting period and since inception. The Trustees further considered that the Fund’s strategy is not designed to generate strong returns under the market conditions experienced over the past year and both the advisor and sub-advisor anticipate stronger returns over a full market cycle. After further discussion, the Trustees concluded that the Fund’s performance was reasonable.

AlphaCentric Funds
Additional Information (Unaudited)(Continued)
September 30, 2016

Fees and Expenses

The Trustees noted the advisor charges an advisory fee of 1.25% and 50% of the net advisory fee is paid to the sub-advisor as a sub-advisory fee. The Trustees considered a comparison of the sub-advisory fee to the fees charged by Keystone to the other accounts it manages. They noted that the maximum fee Keystone receives from AlphaCentric is slightly less than that which it receives from other clients. The Trustees concluded that the sub-advisory fee received by Keystone was reasonable.

Profitability

The Trustees considered the sub-advisor’s profitability in connection with its relationship with the Fund. The Trustees noted that the sub-advisor reported profits that were high in terms of the percentage of the advisory fees retained after waiver and reimbursement but reasonable in terms of the actual dollar amount for services it provides to the Fund. They discussed that the allocated cost of providing the services appeared to be a conservative estimation. After further discussion, the Trustees concluded that based on total dollars paid to the sub-advisor, excessive profitability from the sub-advisor’s relationship with the Funds was not an issue.

Economies of Scale

The Trustees considered whether the sub-advisor has realized economies of scale with respect to the management of the Funds. The Trustees agreed that this was primarily an advisor level issue and should be considered with respect to the overall advisory contract, taking into consideration the impact of the sub-advisory expense.

Conclusion

Having requested and received such information from Keystone as the Trustees believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement between AlphaCentric and Keystone, and as assisted by the advice of Counsel, the Trustees concluded that renewal of the Sub-Advisory Agreement was in the best interests of the Asset Rotation Fund and its shareholders.

AlphaCentric Funds
Additional Information (Unaudited)
September 30, 2016

Reference is made to the Prospectus and the Statement of Additional Information for more detailed descriptions of the Management Agreement, Services Agreement and Distribution and/or Service (12b-1) Plan, tax aspects of the Fund and the calculation of the net asset value of shares of the Fund.

The Fund files its complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-844-223-8637; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-844-223-8637; and on the Commission’s website at http://www.sec.gov.

PRIVACY NOTICE

Mutual Fund Series Trust

Rev. June 2011

FACTS	WHAT DOES MUTUAL FUND SERIES TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Mutual Fund Series Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Mutual Fund Series Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For non-affiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-866-447-4228

PRIVACY NOTICE

Mutual Fund Series Trust

What we do:
How does Mutual Fund Series Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Mutual Fund Series Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for non-affiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. ● Mutual Fund Series Trust has no affiliates.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ● Mutual Fund Series Trust does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Mutual Fund Series Trust does not jointly market.

Mutual Fund Series Trust
17605 Wright Street
Omaha, NE 68130

MANAGER
AlphaCentric Advisors, LLC
36 North New York Avenue, 2nd Floor
Huntington, NY 11743

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

TRANSFER AGENT
Gemini Fund Services, LLC
17605 Wright Street
Omaha, NE 68130

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen Fund Audit Services, Ltd
1350 Euclid Ave.
Suite 800
Cleveland, OH 44115

LEGAL COUNSEL
Thompson Hine LLP
41 South High Street
Suite 1700
Columbus, OH 43215

CUSTODIAN BANK
Huntington National Bank
41 South High Street
Columbus, OH 43215

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable to open-end investment companies.

Item 9. Submission of Matters to a Vote of Security Holder. None.

ITEM 10. CONTROLS AND PROCEDURES.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(1)	Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By Jerry Szilagyi	/s/ Jerry Szilagyi
President,
Date: December 08, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Jerry Szilagyi	/s/ Jerry Szilagyi
President
Date: December 08, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Erik Naviloff	/s/ Erik Naviloff
Treasurer
Date: December 08, 2016